UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

AB GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2017

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Risk Allocation Fund, Inc.

Portfolio of Investments

February 28, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 45.0%
Japan - 9.5%
Japanese Government CPI Linked Bond Series 21 0.10%, 3/10/26	JPY	2,951,017	$27,764,699

United States - 35.5%
U.S. Treasury Inflation Index 0.375%, 7/15/25 (TIPS) (a)	U.S.$	102,743	103,682,188

Total Inflation-Linked Securities (cost $133,455,996)			131,446,887

	Shares
COMMON STOCKS - 23.6%
Financials - 4.4%
Banks - 1.9%
ABN AMRO Group NV (GDR) (b)		1,125	25,777
Agricultural Bank of China Ltd.-Class H		838,000	386,244
Aozora Bank Ltd.		5,000	18,753
Australia & New Zealand Banking Group Ltd.		1,275	30,177
Banco Bilbao Vizcaya Argentaria SA		2,792	18,190
Banco de Sabadell SA		17,516	25,712
Banco Espirito Santo SA (REG) (c) (d)		17,161	0
Banco Popular Espanol SA		10,890	9,625
Banco Santander SA		4,215	22,924
Bank of America Corp.		1,809	44,646
Bank of China Ltd.-Class H		709,000	358,733
Bank of Communications Co., Ltd.-Class H		451,000	359,465
Bank of East Asia Ltd. (The)		4,400	18,178
Bank of Ireland (e)		82,653	19,593
Bank of Kyoto Ltd. (The)		2,000	16,294
Bank of Montreal		1,054	79,982
Bank of Nova Scotia (The)		1,261	73,142
Bank of Queensland Ltd.		3,034	27,534
Bankia SA		28,946	28,535
Bankinter SA		3,813	29,378
Barclays PLC		7,454	20,951
BB&T Corp.		1,058	51,017
Bendigo & Adelaide Bank Ltd.		2,809	26,293
BNP Paribas SA		331	19,367
BOC Hong Kong Holdings Ltd.		5,500	21,727
CaixaBank SA		7,237	25,219
Canadian Imperial Bank of Commerce/Canada		847	74,363
Chiba Bank Ltd. (The)		3,000	20,973
China CITIC Bank Corp., Ltd.-Class H		530,000	363,843
China Construction Bank Corp.-Class H		465,000	382,854
China Everbright Bank Co., Ltd.-Class H		690,000	349,338
China Minsheng Banking Corp., Ltd.-Class H		354,500	404,285
Chugoku Bank Ltd. (The)		1,200	19,159
CIT Group, Inc.		914	39,211
Citigroup, Inc.		682	40,790
Citizens Financial Group, Inc.		1,045	39,052
Comerica, Inc.		597	42,554
Commerzbank AG		2,045	15,589
Commonwealth Bank of Australia		435	27,431

Company	Shares	U.S. $ Value
Concordia Financial Group Ltd.	3,700	$19,700
Credit Agricole SA	1,641	19,850
Danske Bank A/S	822	27,398
DBS Group Holdings Ltd.	1,400	18,697
DNB ASA	1,664	27,282
Erste Group Bank AG	821	23,878
Fifth Third Bancorp	1,401	38,443
First Republic Bank/CA	468	43,912
Fukuoka Financial Group, Inc.	4,000	18,668
Hachijuni Bank Ltd. (The)	3,200	20,205
Hang Seng Bank Ltd.	1,700	34,837
Hiroshima Bank Ltd. (The)	4,000	18,900
HSBC Holdings PLC	3,750	30,120
Huntington Bancshares, Inc./OH	2,993	42,321
ING Groep NV	1,574	21,684
Intesa Sanpaolo SpA	6,139	14,294
Intesa Sanpaolo SpA-RSP	7,737	17,198
Iyo Bank Ltd. (The)	2,700	19,909
Japan Post Bank Co., Ltd.	1,400	17,542
JPMorgan Chase & Co.	564	51,110
KBC Group NV	357	21,848
KeyCorp	2,066	38,779
Kyushu Financial Group, Inc.	2,600	17,794
Lloyds Banking Group PLC	34,436	29,357
M&T Bank Corp.	381	63,616
Mebuki Financial Group, Inc.	4,700	20,698
Mitsubishi UFJ Financial Group, Inc.	1,600	10,585
Mizuho Financial Group, Inc.	7,500	13,996
National Australia Bank Ltd.	1,290	31,641
National Bank of Canada	1,802	76,899
Natixis SA	3,222	17,591
Nordea Bank AB	2,652	31,007
Oversea-Chinese Banking Corp., Ltd.	2,679	18,068
People’s United Financial, Inc.	2,378	45,658
PNC Financial Services Group, Inc. (The)	419	53,309
Raiffeisen Bank International AG (e)	1,169	25,926
Regions Financial Corp.	2,383	36,388
Resona Holdings, Inc.	2,400	13,404
Royal Bank of Canada	985	71,550
Royal Bank of Scotland Group PLC (e)	7,263	21,376
Seven Bank Ltd.	6,000	18,637
Shinsei Bank Ltd.	11,000	20,069
Shizuoka Bank Ltd. (The)	2,000	17,563
Signature Bank/New York NY (e)	248	39,063
Skandinaviska Enskilda Banken AB-Class A	3,230	36,907
Societe Generale SA	422	18,757
Standard Chartered PLC (e)	2,191	19,639
Sumitomo Mitsui Financial Group, Inc.	300	11,687
Sumitomo Mitsui Trust Holdings, Inc.	300	10,766
SunTrust Banks, Inc.	822	48,901
Suruga Bank Ltd.	800	17,746
Svenska Handelsbanken AB-Class A	2,270	31,518
Swedbank AB-Class A	1,286	31,686
Toronto-Dominion Bank (The)	1,528	78,758
UniCredit SpA	534	7,163
Unione di Banche Italiane SpA	10,738	33,490
United Overseas Bank Ltd.	1,200	18,387
US Bancorp	1,157	63,635
Wells Fargo & Co.	875	50,645
Westpac Banking Corp.	1,170	30,216

Company	Shares	U.S. $ Value
Yamaguchi Financial Group, Inc.	2,000	$23,078

		5,390,647

Capital Markets - 0.9%
3i Group PLC	3,892	33,256
Aberdeen Asset Management PLC	6,349	21,804
Affiliated Managers Group, Inc.	235	39,464
Ameriprise Financial, Inc.	319	41,948
ASX Ltd.	750	29,430
Bank of New York Mellon Corp. (The)	908	42,803
BlackRock, Inc.-Class A	124	48,045
Brookfield Asset Management, Inc.-Class A	1,591	57,306
Charles Schwab Corp. (The)	918	37,096
CI Financial Corp.	2,879	58,698
CITIC Securities Co., Ltd.-Class H	161,000	344,076
CME Group, Inc.-Class A	447	54,293
Credit Suisse Group AG (REG)	1,310	19,764
Daiwa Securities Group, Inc.	2,000	12,679
Deutsche Bank AG (REG) (e)	884	17,418
E*TRADE Financial Corp. (e)	1,040	35,890
Eaton Vance Corp.	922	42,993
Franklin Resources, Inc.	948	40,802
Goldman Sachs Group, Inc. (The)	193	47,876
Haitong Securities Co., Ltd.-Class H	198,800	363,866
Hargreaves Lansdown PLC	2,138	35,393
Hong Kong Exchanges & Clearing Ltd.	700	17,376
IGM Financial, Inc.	1,940	59,462
Intercontinental Exchange, Inc.	944	53,931
Invesco Ltd.	1,293	41,622
Investec PLC	3,730	26,748
Japan Exchange Group, Inc.	1,100	15,198
Julius Baer Group Ltd.	582	28,464
London Stock Exchange Group PLC	946	36,130
Macquarie Group Ltd.	353	23,408
Moody’s Corp.	406	45,216
Morgan Stanley	903	41,240
MSCI, Inc.-Class A	606	57,322
Nasdaq, Inc.	846	60,159
NEX Group PLC	2,393	17,252
Nomura Holdings, Inc.	2,200	14,218
Northern Trust Corp.	525	45,859
Partners Group Holding AG	72	37,664
Platinum Asset Management Ltd.	4,194	16,705
Raymond James Financial, Inc.	582	45,722
S&P Global, Inc.	372	48,163
SBI Holdings, Inc./Japan	1,000	13,991
Schroders PLC	784	29,875
SEI Investments Co.	934	47,027
Singapore Exchange Ltd.	3,400	18,180
State Street Corp.	495	39,456
T. Rowe Price Group, Inc.	660	46,999
TD Ameritrade Holding Corp.	967	37,810
Thomson Reuters Corp.	1,419	59,999
TP ICAP PLC	1,955	11,862
UBS Group AG	1,355	20,888

		2,482,846

Consumer Finance - 0.1%
Acom Co., Ltd. (e)	3,600	15,052

Company	Shares	U.S. $ Value
AEON Financial Service Co., Ltd.	1,000	$19,352
Ally Financial, Inc.	1,823	40,999
American Express Co.	634	50,758
Capital One Financial Corp.	482	45,240
Credit Saison Co., Ltd.	800	15,198
Discover Financial Services	646	45,956
Navient Corp.	1,460	22,499
Provident Financial PLC	653	23,646
Synchrony Financial	1,046	37,907

		316,607

Diversified Financial Services - 0.2%
AMP Ltd.	5,316	19,870
Berkshire Hathaway, Inc.-Class B (e)	282	48,340
Challenger Ltd./Australia	2,139	18,741
Deutsche Boerse AG (e)	370	31,711
Element Fleet Management Corp.	3,194	33,835
Eurazeo SA	639	39,460
EXOR NV	525	24,864
First Pacific Co., Ltd./Hong Kong	24,000	17,576
Groupe Bruxelles Lambert SA	481	40,760
IHS Markit Ltd. (e)	1,260	50,148
Industrivarden AB-Class C	2,212	43,731
Investor AB-Class B	1,021	40,432
Kinnevik AB	1,256	33,906
Leucadia National Corp.	1,827	48,635
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,600	19,904
Onex Corp.	686	48,276
ORIX Corp.	900	14,004
Pargesa Holding SA	589	38,826
Voya Financial, Inc.	784	32,324
Wendel SA	294	32,538

		677,881

Insurance - 1.3%
Admiral Group PLC	1,002	22,726
Aegon NV	3,649	19,362
Aflac, Inc.	781	56,505
Ageas	775	29,463
AIA Group Ltd.	3,600	22,723
Alleghany Corp. (e)	140	90,412
Allianz SE (REG)	182	31,698
Allstate Corp. (The)	880	72,301
American International Group, Inc.	720	46,022
Aon PLC	482	55,743
Arch Capital Group Ltd. (e)	669	63,267
Arthur J Gallagher & Co.	1,182	67,315
Assicurazioni Generali SpA	1,475	21,098
Assurant, Inc.	534	52,866
Aviva PLC	4,667	28,809
Axis Capital Holdings Ltd.	874	60,568
Baloise Holding AG (REG)	301	39,175
China Life Insurance Co., Ltd.-Class H	88,000	268,130
Chubb Ltd.	468	64,664
Cincinnati Financial Corp.	705	51,437
CNP Assurances	1,623	30,076
Dai-ichi Life Holdings, Inc.	600	11,282
Direct Line Insurance Group PLC	7,980	34,011

Company	Shares	U.S. $ Value
Everest Re Group Ltd.	265	$62,312
Fairfax Financial Holdings Ltd.	94	42,322
FNF Group	1,559	59,757
Gjensidige Forsikring ASA	2,095	32,756
Great-West Lifeco, Inc.	2,322	63,356
Hannover Rueck SE (REG)	276	31,137
Hartford Financial Services Group, Inc. (The)	1,065	52,068
Industrial Alliance Insurance & Financial Services, Inc.	1,081	44,869
Insurance Australia Group Ltd.	5,311	24,417
Intact Financial Corp.	635	45,017
Japan Post Holdings Co., Ltd.	1,400	17,957
Legal & General Group PLC	8,929	27,523
Lincoln National Corp.	526	36,904
Loews Corp.	1,245	58,490
Manulife Financial Corp.	2,929	52,330
Mapfre SA	10,391	32,109
Markel Corp. (e)	81	79,358
Marsh & McLennan Cos., Inc.	909	66,793
Medibank Pvt Ltd.	10,017	21,641
MetLife, Inc.	710	37,232
MS&AD Insurance Group Holdings, Inc.	400	13,547
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	172	32,490
New China Life Insurance Co., Ltd.-Class H	74,000	364,188
NN Group NV	905	28,162
Old Mutual PLC	10,914	29,543
Poste Italiane SpA (b)	3,850	24,730
Power Corp. of Canada	2,812	65,420
Power Financial Corp.	2,661	69,019
Principal Financial Group, Inc.	755	47,218
Progressive Corp. (The)	1,518	59,475
Prudential Financial, Inc.	403	44,548
Prudential PLC	1,175	23,482
QBE Insurance Group Ltd.	2,045	19,290
RenaissanceRe Holdings Ltd.	507	74,854
RSA Insurance Group PLC	4,467	33,225
Sampo Oyj-Class A	747	34,004
SCOR SE	791	28,596
Sompo Holdings, Inc.	400	14,953
Sony Financial Holdings, Inc.	1,172	20,593
St James’s Place PLC	2,025	26,535
Standard Life PLC	5,722	26,225
Sun Life Financial, Inc.	1,437	52,148
Suncorp Group Ltd.	2,405	24,434
Swiss Life Holding AG	124	39,008
Swiss Re AG	358	32,022
T&D Holdings, Inc.	850	13,035
Tokio Marine Holdings, Inc.	300	13,147
Torchmark Corp.	824	63,885
Travelers Cos., Inc. (The)	501	61,242
Tryg A/S	1,729	32,125
UnipolSai SpA	10,499	22,280
Unum Group	1,001	48,879
Willis Towers Watson PLC	385	49,446
WR Berkley Corp.	1,007	71,517
XL Group Ltd.	1,233	49,924
Zurich Insurance Group AG	124	34,221

		3,815,411

Company	Shares	U.S. $ Value
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp.	3,117	$61,187
Annaly Capital Management, Inc.	4,881	54,179

		115,366

Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	3,119	47,658

		12,846,416

Industrials - 2.6%
Aerospace & Defense - 0.3%
Airbus SE	215	15,797
Arconic, Inc.	1,662	47,849
B/E Aerospace, Inc.	1,071	68,116
BAE Systems PLC	2,347	18,374
Boeing Co. (The)	359	64,703
Bombardier, Inc.-Class B (e)	11,130	19,273
CAE, Inc.	3,941	59,195
Cobham PLC	7,243	10,774
General Dynamics Corp.	348	66,054
L3 Technologies, Inc.	349	58,744
Leonardo SpA (e)	815	11,207
Lockheed Martin Corp.	242	64,512
Meggitt PLC	2,110	12,333
Northrop Grumman Corp.	258	63,749
Raytheon Co.	422	65,051
Rockwell Collins, Inc.	416	39,765
Rolls-Royce Holdings PLC	1,271	12,413
Safran SA	206	14,667
Singapore Technologies Engineering Ltd.	4,100	10,762
Textron, Inc.	1,025	48,483
Thales SA	179	17,633
TransDigm Group, Inc.	153	38,893
United Technologies Corp.	601	67,643
Zodiac Aerospace	457	13,414

		909,404

Air Freight & Logistics - 0.1%
Bollore SA	4,820	18,698
CH Robinson Worldwide, Inc.	851	68,395
Deutsche Post AG (REG)	579	19,843
Expeditors International of Washington, Inc.	1,176	66,303
FedEx Corp.	273	52,683
Kuehne & Nagel International AG (REG)	156	22,211
Royal Mail PLC	3,231	16,629
United Parcel Service, Inc.-Class B	689	72,869
Yamato Holdings Co., Ltd.	500	10,914

		348,545

Airlines - 0.1%
American Airlines Group, Inc.	692	32,081
ANA Holdings, Inc.	4,000	11,958
Cathay Pacific Airways Ltd.	10,000	14,679
Delta Air Lines, Inc.	754	37,647
Deutsche Lufthansa AG (REG)	789	11,552
easyJet PLC	939	11,079
International Consolidated Airlines Group SA	2,377	15,791
Japan Airlines Co., Ltd.	400	13,072

Company	Shares	U.S. $ Value
Qantas Airways Ltd.	4,350	$12,506
Singapore Airlines Ltd.	1,400	9,932
Southwest Airlines Co.	866	50,055
United Continental Holdings, Inc. (e)	486	36,008

		256,360

Building Products - 0.1%
AO Smith Corp.	957	48,194
Asahi Glass Co., Ltd.	1,000	8,163
Assa Abloy AB-Class B	848	16,455
Cie de Saint-Gobain	322	15,442
Daikin Industries Ltd.	100	9,491
Fortune Brands Home & Security, Inc.	920	53,204
Geberit AG (REG)	42	18,178
Johnson Controls International PLC	1,068	44,792
LIXIL Group Corp.	400	9,799
Masco Corp.	1,533	51,785
TOTO Ltd.	300	11,542

		287,045

Commercial Services & Supplies - 0.2%
Aggreko PLC	942	12,323
Babcock International Group PLC	1,344	15,801
Brambles Ltd.	1,631	11,641
Cintas Corp.	508	59,949
Dai Nippon Printing Co., Ltd.	1,000	10,887
Edenred	535	12,111
G4S PLC	5,582	18,163
ISS A/S	584	22,724
Park24 Co., Ltd.	400	11,240
Republic Services, Inc.-Class A	1,406	87,102
Secom Co., Ltd.	200	14,587
Securitas AB-Class B	1,170	17,826
Societe BIC SA	148	18,316
Sohgo Security Services Co., Ltd.	200	7,575
Stericycle, Inc. (e)	497	41,191
Toppan Printing Co., Ltd.	1,000	10,081
Waste Connections, Inc.	766	66,941
Waste Management, Inc.	1,089	79,846

		518,304

Construction & Engineering - 0.4%
ACS Actividades de Construccion y Servicios SA	518	16,239
Boskalis Westminster	480	17,514
Bouygues SA	411	15,853
China Communications Construction Co., Ltd.-Class H	248,000	319,998
China Railway Construction Corp., Ltd.-Class H	224,500	317,414
China Railway Group Ltd.-Class H	360,000	314,462
CIMIC Group Ltd.	455	13,172
Eiffage SA	263	18,783
Ferrovial SA	951	18,016
Fluor Corp.	836	46,306
HOCHTIEF AG	90	13,708
Jacobs Engineering Group, Inc.	712	40,164
JGC Corp.	400	7,172
Kajima Corp.	1,000	6,518
Obayashi Corp.	1,100	10,234

Company	Shares	U.S. $ Value
Orascom Construction Ltd. (e)	173	$924
Shimizu Corp.	1,000	9,173
Skanska AB-Class B	763	18,160
SNC-Lavalin Group, Inc.	1,254	51,068
Taisei Corp.	2,000	14,033
Vinci SA	234	16,870

		1,285,781

Electrical Equipment - 0.1%
ABB Ltd. (REG)	851	19,224
Acuity Brands, Inc.	147	31,061
AMETEK, Inc.	1,241	66,977
Eaton Corp. PLC	745	53,625
Emerson Electric Co.	934	56,133
Fuji Electric Co., Ltd.	2,000	11,047
Legrand SA	272	15,358
Mabuchi Motor Co., Ltd.	100	5,396
Mitsubishi Electric Corp.	600	8,796
Nidec Corp.	100	9,342
OSRAM Licht AG	231	13,715
Prysmian SpA	537	13,669
Rockwell Automation, Inc.	368	55,605
Schneider Electric SE (Paris)	198	13,416
Sensata Technologies Holding NV (e)	1,125	46,181
Vestas Wind Systems A/S	185	13,699

		433,244

Industrial Conglomerates - 0.2%
3M Co.	421	78,453
CK Hutchison Holdings Ltd.	1,184	14,624
DCC PLC	195	16,613
General Electric Co.	2,109	62,869
Honeywell International, Inc.	579	72,086
Jardine Matheson Holdings Ltd.	200	12,411
Keihan Holdings Co., Ltd.	2,000	12,642
Keppel Corp., Ltd.	2,500	12,132
Koninklijke Philips NV	514	15,574
NWS Holdings Ltd.	5,257	9,575
Roper Technologies, Inc.	318	66,526
Seibu Holdings, Inc.	500	8,563
Sembcorp Industries Ltd.	5,100	11,633
Siemens AG (REG)	134	17,420
Smiths Group PLC	1,186	22,007
Toshiba Corp. (e)	2,000	3,674

		436,802

Machinery - 0.5%
AGCO Corp.	727	44,289
Alfa Laval AB	1,076	19,437
Alstom SA (e)	542	14,708
Amada Holdings Co., Ltd.	800	9,038
ANDRITZ AG	354	18,493
Atlas Copco AB-Class A	506	16,529
Atlas Copco AB-Class B	559	16,497
Caterpillar, Inc.	501	48,427
CNH Industrial NV	1,306	12,095
Cummins, Inc.	327	48,556
Deere & Co.	514	56,278

Company	Shares	U.S. $ Value
Dover Corp.	625	$50,063
FANUC Corp.	100	19,640
Flowserve Corp.	877	40,737
Fortive Corp.	996	57,419
GEA Group AG	345	13,409
Hino Motors Ltd.	900	10,439
Hitachi Construction Machinery Co., Ltd.	400	9,294
Hoshizaki Corp.	100	7,928
IHI Corp. (e)	2,000	6,219
Illinois Tool Works, Inc.	468	61,781
IMI PLC	1,468	22,615
Ingersoll-Rand PLC	683	54,203
JTEKT Corp.	600	10,184
Kawasaki Heavy Industries Ltd.	2,000	6,267
Komatsu Ltd.	400	9,616
Kone Oyj-Class B	346	15,475
Kubota Corp.	500	7,956
Kurita Water Industries Ltd.	500	11,932
Makita Corp.	100	6,923
MAN SE	62	6,364
Metso Oyj	498	14,685
MINEBEA MITSUMI, Inc.	500	6,153
Mitsubishi Heavy Industries Ltd.	2,000	7,894
Nabtesco Corp.	400	11,117
NGK Insulators Ltd.	400	8,612
NSK Ltd.	500	7,129
PACCAR, Inc.	770	51,444
Parker-Hannifin Corp.	361	55,897
Pentair PLC	703	40,816
Sandvik AB	1,240	16,832
Schindler Holding AG	116	22,433
Schindler Holding AG (REG)	85	16,276
Sembcorp Marine Ltd.	9,900	12,557
SKF AB-Class B	809	15,372
Snap-on, Inc.	342	58,027
Stanley Black & Decker, Inc.	488	62,049
Sumitomo Heavy Industries Ltd.	1,000	7,068
THK Co., Ltd.	400	10,312
Volvo AB-Class B	1,363	17,759
WABCO Holdings, Inc. (e)	464	52,098
Wabtec Corp./DE	571	45,749
Wartsila Oyj Abp	337	17,304
Weir Group PLC (The)	503	11,751
Xylem, Inc./NY	1,059	50,959
Yangzijiang Shipbuilding Holdings Ltd.	16,800	11,082
Zardoya Otis SA	1,920	15,302

		1,379,488

Marine - 0.0%
AP Moller-Maersk A/S-Class A	11	17,048
AP Moller-Maersk A/S-Class B	11	17,886
Mitsui OSK Lines Ltd.	2,000	6,593
Nippon Yusen KK	4,000	8,817

		50,344

Professional Services - 0.2%
Adecco Group AG (REG)	233	16,754
Bureau Veritas SA	1,125	21,469
Capita PLC	1,612	11,266

Company	Shares	U.S. $ Value
Dun & Bradstreet Corp. (The)	397	$41,900
Equifax, Inc.	504	66,080
Experian PLC	928	18,384
Intertek Group PLC	328	14,360
ManpowerGroup, Inc.	550	53,372
Nielsen Holdings PLC	1,037	46,001
Randstad Holding NV	258	15,026
Recruit Holdings Co., Ltd.	200	9,816
RELX NV	1,139	20,169
RELX PLC	1,122	20,955
Robert Half International, Inc.	972	46,889
SEEK Ltd.	1,155	13,886
SGS SA (REG)	9	19,122
Verisk Analytics, Inc.-Class A (e)	736	61,029
Wolters Kluwer NV	490	20,083

		516,561

Road & Rail - 0.2%
AMERCO	140	54,082
Aurizon Holdings Ltd.	3,634	14,259
Canadian National Railway Co. (Toronto)	907	63,071
Canadian Pacific Railway Ltd.	311	45,760
Central Japan Railway Co.	84	13,751
ComfortDelGro Corp., Ltd.	5,500	9,676
CSX Corp.	1,347	65,410
DSV A/S	356	17,504
East Japan Railway Co.	100	9,047
Hankyu Hanshin Holdings, Inc.	300	10,051
JB Hunt Transport Services, Inc.	548	53,797
Kansas City Southern	445	39,440
Keikyu Corp.	1,000	11,012
Keio Corp.	1,000	7,865
Keisei Electric Railway Co., Ltd.	400	9,487
Kintetsu Group Holdings Co., Ltd.	3,000	11,147
MTR Corp., Ltd.	4,500	23,789
Nagoya Railroad Co., Ltd.	2,000	9,175
Nippon Express Co., Ltd.	2,000	10,319
Norfolk Southern Corp.	492	59,547
Odakyu Electric Railway Co., Ltd.	500	9,885
Tobu Railway Co., Ltd.	2,000	10,243
Tokyu Corp.	1,000	7,414
Union Pacific Corp.	510	55,049
West Japan Railway Co.	218	14,438

		635,218

Trading Companies & Distributors - 0.1%
AerCap Holdings NV (e)	298	13,500
Ashtead Group PLC	497	10,227
Brenntag AG	297	17,020
Bunzl PLC	791	22,139
Fastenal Co.	1,002	50,130
Finning International, Inc.	2,256	41,886
ITOCHU Corp.	700	10,137
Marubeni Corp.	2,000	12,948
Mitsubishi Corp.	400	9,030
Mitsui & Co., Ltd.	800	12,246
Noble Group Ltd. (e)	86,600	14,185
Rexel SA	970	15,694
Sumitomo Corp.	900	12,097

Company	Shares	U.S. $ Value
Toyota Tsusho Corp.	400	$11,928
Travis Perkins PLC	915	17,301
United Rentals, Inc. (e)	277	35,464
Wolseley PLC	250	15,254
WW Grainger, Inc. (f)	222	55,047

		376,233

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	1,362	19,954
Aena SA (b)	170	24,284
Aeroports de Paris	197	22,349
Atlantia SpA	667	15,617
Auckland International Airport Ltd.	2,150	11,354
Fraport AG Frankfurt Airport Services Worldwide	344	21,521
Groupe Eurotunnel SE (REG)	1,705	15,907
Hutchison Port Holdings Trust-Class U	23,000	8,735
Japan Airport Terminal Co., Ltd.	300	10,492
Kamigumi Co., Ltd.	1,000	9,383
Mitsubishi Logistics Corp.	1,000	14,361
Sydney Airport	3,175	14,749
Transurban Group	1,983	16,770

		205,476

		7,638,805

Information Technology - 2.6%
Communications Equipment - 0.2%
Cisco Systems, Inc.	2,633	89,996
F5 Networks, Inc. (e)	412	59,027
Harris Corp.	639	70,226
Juniper Networks, Inc.	2,088	58,464
Motorola Solutions, Inc.	900	71,073
Nokia Oyj	5,424	27,771
Palo Alto Networks, Inc. (e)	297	45,114
Telefonaktiebolaget LM Ericsson-Class B	5,400	35,037

		456,708

Electronic Equipment, Instruments & Components - 0.3%
Alps Electric Co., Ltd.	400	11,874
Amphenol Corp.-Class A	1,168	80,837
Arrow Electronics, Inc. (e)	843	60,864
Avnet, Inc.	1,371	63,176
CDW Corp./DE	1,262	74,332
Corning, Inc.	2,798	77,253
Flex Ltd. (e)	4,663	76,893
FLIR Systems, Inc.	1,476	54,184
Hamamatsu Photonics KK	700	20,620
Hexagon AB-Class B	1,004	40,481
Hirose Electric Co., Ltd.	100	13,418
Hitachi High-Technologies Corp.	400	16,662
Hitachi Ltd.	3,000	16,514
Ingenico Group SA	304	27,285
Kyocera Corp.	400	21,992
Murata Manufacturing Co., Ltd.	100	14,363
Nippon Electric Glass Co., Ltd.	3,000	18,637
Omron Corp.	500	21,468
Shimadzu Corp.	1,000	16,292
TDK Corp.	200	13,596

Company	Shares	U.S. $ Value
TE Connectivity Ltd.	1,078	$80,279
Trimble, Inc. (e)	1,620	50,269
Yaskawa Electric Corp.	1,100	20,600
Yokogawa Electric Corp.	1,200	18,685

		910,574

Internet Software & Services - 0.2%
Akamai Technologies, Inc. (e)	696	43,570
Alphabet, Inc.-Class A (e)	90	76,044
Alphabet, Inc.-Class C (e)	93	76,559
eBay, Inc. (e)	1,996	67,664
Facebook, Inc.-Class A (e)	488	66,143
Kakaku.com, Inc.	1,100	15,898
LogMeIn, Inc.	113	10,368
Mixi, Inc.	500	21,702
Twitter, Inc. (e)	1,617	25,500
United Internet AG	973	40,052
VeriSign, Inc. (e) (f)	687	56,657
Yahoo Japan Corp.	5,000	23,213
Yahoo!, Inc. (e)	1,324	60,454
Zillow Group, Inc.-Class C (e) (f)	995	33,770

		617,594

IT Services - 0.6%
Accenture PLC-Class A	613	75,092
Alliance Data Systems Corp.	220	53,456
Amadeus IT Group SA-Class A	726	33,716
Atos SE	362	42,822
Automatic Data Processing, Inc.	956	98,105
Broadridge Financial Solutions, Inc.	1,342	93,041
Capgemini SA	415	35,546
CGI Group, Inc.-Class A (e)	1,198	55,074
Cognizant Technology Solutions Corp.-Class A (e)	1,000	59,270
Computershare Ltd.	2,704	27,996
Conduent, Inc. (e)	1,374	22,108
Fidelity National Information Services, Inc.	971	79,884
Fiserv, Inc. (e)	757	87,358
FleetCor Technologies, Inc. (e)	354	60,180
Fujitsu Ltd.	2,000	11,616
Gartner, Inc. (e)	722	74,518
Global Payments, Inc.	785	62,557
International Business Machines Corp.	503	90,449
Mastercard, Inc.-Class A	801	88,478
Nomura Research Institute Ltd.	700	24,185
NTT Data Corp.	400	18,883
Obic Co., Ltd.	400	18,632
Otsuka Corp.	400	20,345
Paychex, Inc.	1,355	83,224
PayPal Holdings, Inc. (e)	1,531	64,302
Sabre Corp.	2,420	53,022
Total System Services, Inc.	1,199	65,321
Vantiv, Inc.-Class A (e)	1,232	80,548
Visa, Inc.-Class A	1,018	89,523
Western Union Co. (The)-Class W (f)	2,967	58,272

Company	Shares	U.S. $ Value
Worldpay Group PLC (b)	9,667	$32,549

		1,760,072

Semiconductors & Semiconductor Equipment - 0.4%
Analog Devices, Inc.	789	64,643
Applied Materials, Inc.	1,854	67,152
ASM Pacific Technology Ltd.	1,800	22,391
ASML Holding NV	347	42,181
Broadcom Ltd.	335	70,662
Infineon Technologies AG	1,663	29,561
Intel Corp.	1,957	70,843
KLA-Tencor Corp.	811	73,087
Lam Research Corp.	528	62,589
Linear Technology Corp.	418	26,994
Marvell Technology Group Ltd.	3,346	52,198
Maxim Integrated Products, Inc.	1,507	66,760
Microchip Technology, Inc.	1,040	75,421
Micron Technology, Inc. (e)	1,904	44,630
NVIDIA Corp.	399	40,490
NXP Semiconductors NV (e)	516	53,050
Qorvo, Inc. (e)	680	44,948
QUALCOMM, Inc.	943	53,261
Rohm Co., Ltd.	200	12,918
Skyworks Solutions, Inc.	560	53,094
STMicroelectronics NV	2,598	39,622
Texas Instruments, Inc.	1,008	77,233
Tokyo Electron Ltd.	200	19,953
Xilinx, Inc.	1,185	69,702

		1,233,383

Software - 0.7%
Activision Blizzard, Inc.	1,261	56,909
Adobe Systems, Inc. (e)	616	72,897
ANSYS, Inc. (e)	852	90,960
Autodesk, Inc. (e)	595	51,349
CA, Inc.	2,058	66,412
Cadence Design Systems, Inc. (e)	2,233	69,000
CDK Global, Inc.	889	59,056
Citrix Systems, Inc. (e)	660	52,107
Constellation Software, Inc./Canada	121	56,801
Dassault Systemes SE	519	41,928
Dell Technologies, Inc.-Class V (e)	1,257	79,807
Electronic Arts, Inc. (e)	685	59,252
Fortinet, Inc. (e)	1,405	52,477
Gemalto NV	650	39,147
GungHo Online Entertainment, Inc.	7,900	18,285
Intuit, Inc.	707	88,686
Konami Holdings Corp.	500	21,100
Microsoft Corp.	1,128	72,169
Mobileye NV (e)	546	24,854
Nexon Co., Ltd.	1,300	21,607
Nintendo Co., Ltd.	100	20,888
Nuance Communications, Inc. (e)	3,077	52,401
Open Text Corp.	1,780	58,672
Oracle Corp.	1,929	82,156
Oracle Corp. Japan	400	23,317

Company	Shares	U.S. $ Value
Red Hat, Inc. (e)	752	$62,273
Sage Group PLC (The)	5,135	41,153
salesforce.com, Inc. (e)	763	62,070
SAP SE	513	47,787
ServiceNow, Inc. (e)	449	39,027
Splunk, Inc. (e)	575	35,495
Symantec Corp.	2,498	71,368
Synopsys, Inc. (e)	1,111	79,370
Trend Micro, Inc./Japan	400	17,525
VMware, Inc.-Class A (e)	803	72,182
Workday, Inc.-Class A (e)	440	36,489

		1,896,976

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	626	85,756
BlackBerry Ltd. (e)	5,318	36,956
Brother Industries Ltd.	1,000	18,833
Canon, Inc.	1,000	29,166
FUJIFILM Holdings Corp.	600	23,209
Hewlett Packard Enterprise Co.	2,094	47,785
HP, Inc.	3,555	61,750
Konica Minolta, Inc.	1,500	14,468
NEC Corp.	6,000	14,955
NetApp, Inc.	1,433	59,942
Ricoh Co., Ltd.	2,400	20,936
Seagate Technology PLC	978	47,130
Seiko Epson Corp.	900	20,130
Western Digital Corp.	626	48,127
Xerox Corp.	6,871	51,120

		580,263

		7,455,570

Consumer Staples - 2.5%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	336	36,754
Asahi Group Holdings Ltd.	1,200	42,422
Brown-Forman Corp.-Class B	1,855	90,450
Carlsberg A/S-Class B	434	38,093
Coca-Cola Amatil Ltd.	6,232	48,933
Coca-Cola Co. (The)	3,282	137,713
Coca-Cola European Partners PLC	1,033	36,060
Coca-Cola HBC AG	1,177	28,412
Constellation Brands, Inc.-Class A	461	73,211
Diageo PLC	1,641	46,268
Dr Pepper Snapple Group, Inc.	1,158	108,203
Heineken Holding NV	488	37,087
Heineken NV	514	42,450
Kirin Holdings Co., Ltd.	2,200	37,954
Molson Coors Brewing Co.-Class B	799	80,212
Monster Beverage Corp. (e)	1,494	61,911
PepsiCo, Inc.	1,265	139,631
Pernod Ricard SA	371	42,459
Remy Cointreau SA	399	35,471
Suntory Beverage & Food Ltd.	800	33,571
Treasury Wine Estates Ltd.	645	5,893

		1,203,158

Company	Shares	U.S. $ Value
Food & Staples Retailing - 0.6%
Aeon Co., Ltd.	2,400	$35,784
Alimentation Couche-Tard, Inc.-Class B	1,884	83,774
Carrefour SA	1,305	31,175
Casino Guichard Perrachon SA	428	22,639
Colruyt SA	835	39,150
Costco Wholesale Corp.	705	124,912
CVS Health Corp.	1,076	86,704
Distribuidora Internacional de Alimentacion SA	6,585	36,499
Empire Co., Ltd.-Class A	6,149	77,453
FamilyMart UNY Holdings Co., Ltd.	500	30,515
George Weston Ltd.	1,420	118,993
ICA Gruppen AB	1,534	49,771
J Sainsbury PLC	10,711	35,555
Jean Coutu Group PJC, Inc. (The)-Class A	5,623	84,502
Jeronimo Martins SGPS SA	2,170	34,914
Koninklijke Ahold Delhaize NV	1,670	35,549
Kroger Co. (The)	2,291	72,854
Lawson, Inc.	500	34,508
Loblaw Cos., Ltd.	2,440	127,236
METRO AG	988	30,619
Metro, Inc.	3,176	92,611
Rite Aid Corp. (e)	1,822	10,932
Seven & i Holdings Co., Ltd.	800	31,328
Sundrug Co., Ltd.	500	32,919
Sysco Corp.	1,698	89,519
Tesco PLC (e)	9,277	21,679
Tsuruha Holdings, Inc.	300	27,756
Wal-Mart Stores, Inc.	1,681	119,233
Walgreens Boots Alliance, Inc.	951	82,147
Wesfarmers Ltd.	1,602	52,435
Whole Foods Market, Inc.	1,973	60,512
Wm Morrison Supermarkets PLC	13,410	40,298
Woolworths Ltd.	2,403	47,426

		1,901,901

Food Products - 0.8%
Ajinomoto Co., Inc.	1,700	34,466
Archer-Daniels-Midland Co.	1,821	85,532
Aryzta AG	739	23,904
Associated British Foods PLC	1,023	33,247
Barry Callebaut AG (REG)	35	45,274
Bunge Ltd.	1,152	94,291
Calbee, Inc.	1,100	37,375
Campbell Soup Co.	1,509	89,559
Chocoladefabriken Lindt & Spruengli AG	6	34,022
Conagra Brands, Inc.	2,144	88,354
Danone SA	580	38,372
General Mills, Inc.	1,551	93,634
Golden Agri-Resources Ltd.	114,000	30,857
Hershey Co. (The)	1,052	113,984
Hormel Foods Corp.	2,049	72,227
Ingredion, Inc.	821	99,251
JM Smucker Co. (The)	871	123,447
Kellogg Co.	1,339	99,180
Kerry Group PLC-Class A	386	29,647
Kikkoman Corp.	1,000	30,137
Kraft Heinz Co. (The)	1,177	107,707
Marine Harvest ASA	1,945	33,973

Company	Shares	U.S. $ Value
McCormick & Co., Inc./MD	1,056	$103,932
Mead Johnson Nutrition Co.-Class A	1,014	89,019
MEIJI Holdings Co., Ltd.	400	32,025
Mondelez International, Inc.-Class A	1,629	71,546
Nestle SA (REG)	686	50,626
NH Foods Ltd.	1,000	26,708
Nisshin Seifun Group, Inc.	2,400	36,150
Nissin Foods Holdings Co., Ltd.	700	39,212
Orkla ASA	3,508	30,838
Saputo, Inc.	3,076	105,629
Tate & Lyle PLC	4,500	41,564
Toyo Suisan Kaisha Ltd.	1,000	36,724
Tyson Foods, Inc.-Class A	1,115	69,754
WH Group Ltd. (b)	42,500	33,181
WhiteWave Foods Co. (The) (e)	316	17,405
Wilmar International Ltd.	13,900	36,042
Yakult Honsha Co., Ltd.	800	43,740
Yamazaki Baking Co., Ltd.	1,700	34,137

		2,336,672

Household Products - 0.3%
Church & Dwight Co., Inc.	2,153	107,306
Clorox Co. (The)	977	133,663
Colgate-Palmolive Co.	1,698	123,920
Edgewell Personal Care Co. (e)	879	64,905
Henkel AG & Co. KGaA	338	36,472
Henkel AG & Co. KGaA (Preference Shares)	308	38,479
Kimberly-Clark Corp.	922	122,211
Procter & Gamble Co. (The)	1,367	124,493
Reckitt Benckiser Group PLC	524	47,579
Svenska Cellulosa AB SCA-Class B	1,426	43,741
Unicharm Corp.	1,200	27,003

		869,772

Personal Products - 0.2%
Beiersdorf AG	484	44,133
Coty, Inc.-Class A (f)	2,663	50,011
Estee Lauder Cos., Inc. (The)-Class A	1,184	98,094
Kao Corp.	700	36,158
Kose Corp.	400	34,314
L’Oreal SA	209	38,910
Pola Orbis Holdings, Inc.	400	38,231
Shiseido Co., Ltd.	1,300	34,198
Unilever NV	933	44,167
Unilever PLC	976	46,303

		464,519

Tobacco - 0.2%
Altria Group, Inc.	1,639	122,794
British American Tobacco PLC	681	43,015
Imperial Brands PLC	772	36,342
Japan Tobacco, Inc.	999	33,422
Philip Morris International, Inc.	1,140	124,659
Reynolds American, Inc.	1,550	95,433

Company	Shares	U.S. $ Value
Swedish Match AB	1,271	$39,542

		495,207

		7,271,229

Health Care - 2.3%
Biotechnology - 0.3%
AbbVie, Inc.	964	59,614
Actelion Ltd. (REG)	171	46,013
Alexion Pharmaceuticals, Inc. (e)	232	30,450
Alkermes PLC (e)	506	28,589
Alnylam Pharmaceuticals, Inc. (e) (f)	452	23,341
Amgen, Inc.	419	73,966
Biogen, Inc. (e)	122	35,209
BioMarin Pharmaceutical, Inc. (e)	401	37,666
Bioverativ, Inc. (e)	61	3,177
Celgene Corp. (e)	440	54,344
CSL Ltd.	574	51,840
Genmab A/S (e)	297	58,736
Gilead Sciences, Inc.	740	52,155
Grifols SA	3,104	67,832
Incyte Corp. (e)	267	35,538
Regeneron Pharmaceuticals, Inc. (e)	91	33,989
United Therapeutics Corp. (e)	307	45,350
Vertex Pharmaceuticals, Inc. (e)	360	32,623

		770,432

Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	2,366	106,659
Baxter International, Inc.	1,514	77,093
Becton Dickinson and Co.	428	78,345
Boston Scientific Corp. (e)	2,484	60,982
Cochlear Ltd.	404	40,414
Coloplast A/S-Class B	933	65,783
Cooper Cos., Inc. (The)	338	67,309
CR Bard, Inc.	337	82,646
CYBERDYNE, Inc. (e)	2,700	42,283
Danaher Corp.	950	81,273
Dentsply Sirona, Inc.	989	62,821
Edwards Lifesciences Corp. (e)	478	44,951
Essilor International SA	504	57,858
Getinge AB-Class B	3,511	59,507
Hologic, Inc. (e)	1,471	59,693
Hoya Corp.	700	31,693
IDEXX Laboratories, Inc. (e)	463	67,107
Intuitive Surgical, Inc. (e)	97	71,489
Medtronic PLC	949	76,784
Olympus Corp.	800	28,327
ResMed, Inc.	910	65,547
Smith & Nephew PLC	3,345	50,229
Sonova Holding AG (REG)	459	60,298
Stryker Corp.	562	72,251
Sysmex Corp.	600	34,692
Terumo Corp.	1,100	38,147
Varex Imaging Corp. (e) (f)	220	7,660

Company	Shares	U.S. $ Value
Varian Medical Systems, Inc. (e)	552	$46,307
William Demant Holding A/S (e)	3,042	62,252
Zimmer Biomet Holdings, Inc.	549	64,277

		1,764,677

Health Care Providers & Services - 0.5%
Aetna, Inc.	381	49,058
Alfresa Holdings Corp.	2,200	39,632
AmerisourceBergen Corp.-Class A	619	56,645
Anthem, Inc.	362	59,665
Cardinal Health, Inc.	759	61,760
Centene Corp. (e)	612	43,146
Cigna Corp.	338	50,328
DaVita, Inc. (e)	879	61,011
Envision Healthcare Corp. (e)	564	39,480
Express Scripts Holding Co. (e)	672	47,477
Fresenius Medical Care AG & Co. KGaA	713	59,321
Fresenius SE & Co. KGaA	693	55,019
HCA Holdings, Inc. (e)	626	54,612
Healthscope Ltd.	21,164	36,463
Henry Schein, Inc. (e)	437	74,972
Humana, Inc.	143	30,209
Laboratory Corp. of America Holdings (e)	520	73,975
McKesson Corp.	306	45,940
Mediclinic International PLC	5,756	52,928
Medipal Holdings Corp.	2,500	41,255
MEDNAX, Inc. (e)	877	62,434
Miraca Holdings, Inc.	800	38,256
Patterson Cos., Inc. (f)	1,363	61,948
Quest Diagnostics, Inc.	747	72,788
Ramsay Health Care Ltd.	683	36,502
Ryman Healthcare Ltd.	5,709	36,475
Sonic Healthcare Ltd.	2,649	43,675
Suzuken Co., Ltd./Aichi Japan	1,200	40,622
UnitedHealth Group, Inc.	396	65,491
Universal Health Services, Inc.-Class B	439	55,138

		1,546,225

Health Care Technology - 0.0%
Cerner Corp. (e)	1,068	58,783
M3, Inc.	1,400	35,545

		94,328

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	1,290	66,177
Illumina, Inc. (e)	267	44,696
Lonza Group AG (REG)	324	59,668
Mettler-Toledo International, Inc. (e)	165	78,576
QIAGEN NV	1,747	49,685
Quintiles IMS Holdings, Inc. (e)	729	56,417
Thermo Fisher Scientific, Inc.	459	72,375
Waters Corp. (e)	441	68,351

		495,945

Company	Shares	U.S. $ Value
Pharmaceuticals - 0.7%
Allergan PLC	688	$168,436
Astellas Pharma, Inc.	2,600	35,023
AstraZeneca PLC	907	52,270
Bayer AG (REG)	572	62,959
Bristol-Myers Squibb Co.	956	54,215
Chugai Pharmaceutical Co., Ltd.	1,100	36,713
Daiichi Sankyo Co., Ltd.	1,600	36,485
Eisai Co., Ltd.	600	33,682
Eli Lilly & Co.	521	43,144
Endo International PLC (e)	1,304	17,800
Galenica AG (REG)	38	44,574
GlaxoSmithKline PLC	3,452	70,638
Hikma Pharmaceuticals PLC	2,402	64,082
Hisamitsu Pharmaceutical Co., Inc.	700	37,653
Jazz Pharmaceuticals PLC (e)	297	39,388
Johnson & Johnson	889	108,645
Kyowa Hakko Kirin Co., Ltd.	2,500	37,463
Mallinckrodt PLC (e)	404	21,178
Merck & Co., Inc.	1,127	74,235
Merck KGaA	545	59,501
Mitsubishi Tanabe Pharma Corp.	1,900	39,114
Mylan NV (e)	1,054	44,110
Novartis AG (REG)	980	76,530
Novo Nordisk A/S-Class B	1,442	51,057
Ono Pharmaceutical Co., Ltd.	1,600	35,430
Orion Oyj-Class B	1,210	59,632
Otsuka Holdings Co., Ltd.	900	41,021
Perrigo Co. PLC	435	32,525
Pfizer, Inc.	2,337	79,738
Roche Holding AG	285	69,370
Sanofi	690	59,518
Santen Pharmaceutical Co., Ltd.	2,900	41,577
Shionogi & Co., Ltd.	800	39,180
Shire PLC	727	43,837
Sumitomo Dainippon Pharma Co., Ltd.	2,200	38,862
Taisho Pharmaceutical Holdings Co., Ltd.	400	32,600
Takeda Pharmaceutical Co., Ltd.	1,000	46,505
UCB SA	701	49,887
Valeant Pharmaceuticals International, Inc. (e)	834	11,861
Zoetis, Inc.	1,215	64,772

		2,055,210

		6,726,817

Consumer Discretionary - 2.2%
Auto Components - 0.2%
Aisin Seiki Co., Ltd.	300	14,905
Autoliv, Inc. (f)	376	39,367
BorgWarner, Inc.	798	33,668
Bridgestone Corp.	400	15,962
Cie Generale des Etablissements Michelin-Class B	199	22,406
Continental AG	107	21,687
Delphi Automotive PLC	453	34,487
Denso Corp.	300	13,338
GKN PLC	4,774	21,330
Goodyear Tire & Rubber Co. (The)	981	34,384
Koito Manufacturing Co., Ltd.	200	10,313

Company	Shares	U.S. $ Value
Lear Corp.	242	$34,362
Linamar Corp.	825	36,635
Magna International, Inc. (Toronto)-Class A	872	37,284
NGK Spark Plug Co., Ltd.	500	11,327
NHK Spring Co., Ltd.	1,200	13,723
NOK Corp.	600	13,727
Nokian Renkaat Oyj	545	21,420
Schaeffler AG (Preference Shares)	1,510	23,785
Stanley Electric Co., Ltd.	400	11,269
Sumitomo Electric Industries Ltd.	900	14,661
Sumitomo Rubber Industries Ltd.	700	11,546
Toyoda Gosei Co., Ltd.	500	12,754
Toyota Industries Corp.	200	9,754
Valeo SA	319	19,645
Yokohama Rubber Co., Ltd. (The)	600	11,924

		545,663

Automobiles - 0.1%
Bayerische Motoren Werke AG	215	19,199
Bayerische Motoren Werke AG (Preference Shares)	268	19,971
Daimler AG (REG)	296	21,503
Ferrari NV	338	22,046
Fiat Chrysler Automobiles NV (e)	1,506	16,469
Ford Motor Co.	2,758	34,558
Fuji Heavy Industries Ltd.	300	11,225
General Motors Co.	992	36,545
Harley-Davidson, Inc.	419	23,623
Honda Motor Co., Ltd.	400	12,391
Isuzu Motors Ltd.	900	12,028
Mazda Motor Corp.	500	6,991
Mitsubishi Motors Corp.	2,500	16,156
Nissan Motor Co., Ltd.	1,300	12,791
Peugeot SA (e)	996	18,984
Porsche Automobil Holding SE (Preference Shares)	322	17,771
Renault SA	203	18,019
Suzuki Motor Corp.	300	11,725
Tesla, Inc. (e) (f)	120	29,999
Toyota Motor Corp.	200	11,315
Volkswagen AG	126	19,085
Volkswagen AG (Preference Shares)	125	18,475
Yamaha Motor Co., Ltd.	500	11,552

		422,421

Distributors - 0.0%
Genuine Parts Co.	435	41,634
Jardine Cycle & Carriage Ltd.	400	12,188
LKQ Corp. (e)	1,164	36,759

		90,581

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	400	12,293
H&R Block, Inc.	1,229	25,268

		37,561

Hotels, Restaurants & Leisure - 0.4%
Accor SA	515	20,354

Company	Shares	U.S. $ Value
Aramark	1,117	$39,922
Aristocrat Leisure Ltd.	1,023	13,010
Carnival Corp.	684	38,270
Carnival PLC	445	24,253
Chipotle Mexican Grill, Inc.-Class A (e)	61	25,543
Compass Group PLC	1,225	22,758
Crown Resorts Ltd.	1,806	17,522
Darden Restaurants, Inc.	516	38,535
Domino’s Pizza Enterprises Ltd.	231	9,861
Domino’s Pizza, Inc.	199	37,772
Flight Centre Travel Group Ltd.	557	12,303
Galaxy Entertainment Group Ltd.	2,000	9,573
Genting Singapore PLC	17,300	12,205
Hilton Grand Vacations, Inc. (e)	159	4,760
Hilton Worldwide Holdings, Inc.	532	30,430
InterContinental Hotels Group PLC	556	26,199
Las Vegas Sands Corp.	477	25,257
Marriott International, Inc./MD-Class A	509	44,278
McDonald’s Corp.	464	59,230
McDonald’s Holdings Co. Japan Ltd.	400	11,392
Melco Crown Entertainment Ltd. (ADR)	414	6,777
Merlin Entertainments PLC (b)	5,223	31,879
MGM China Holdings Ltd.	4,000	7,277
MGM Resorts International (e)	1,051	27,631
Norwegian Cruise Line Holdings Ltd. (e)	630	31,941
Oriental Land Co., Ltd./Japan	200	11,242
Paddy Power Betfair PLC	183	20,034
Restaurant Brands International, Inc.	775	42,280
Royal Caribbean Cruises Ltd.	360	34,596
Sands China Ltd.	2,000	8,341
Shangri-La Asia Ltd.	10,000	12,718
SJM Holdings Ltd.	14,000	11,487
Sodexo SA	224	24,583
Starbucks Corp.	749	42,596
Tabcorp Holdings Ltd.	4,647	15,173
Tatts Group Ltd.	7,616	23,689
TUI AG	1,445	20,401
Whitbread PLC	504	23,939
William Hill PLC	4,500	14,736
Wyndham Worldwide Corp.	481	40,038
Wynn Macau Ltd.	6,400	11,405
Wynn Resorts Ltd.	217	20,865
Yum China Holdings, Inc. (e)	741	19,703
Yum! Brands, Inc.	707	46,181

		1,072,939

Household Durables - 0.2%
Auto Trader Group PLC (b)	3,811	18,684
Barratt Developments PLC	3,340	21,210
Berkeley Group Holdings PLC	615	22,477
Casio Computer Co., Ltd.	600	8,093
DR Horton, Inc.	1,060	33,920
Electrolux AB-Class B	806	21,343
Garmin Ltd. (f)	672	34,682
Harman International Industries, Inc.	126	14,064
Husqvarna AB-Class B	3,108	26,589
Iida Group Holdings Co., Ltd.	600	10,156
Leggett & Platt, Inc.	865	42,541

Company	Shares	U.S. $ Value
Lennar Corp.-Class A	771	$37,617
Mohawk Industries, Inc. (e)	190	43,008
Newell Brands, Inc.	736	36,086
Nikon Corp.	1,000	15,288
Panasonic Corp.	1,200	13,168
Persimmon PLC	896	22,912
PulteGroup, Inc.	1,633	36,008
Rinnai Corp.	100	8,065
Sekisui Chemical Co., Ltd.	800	13,215
Sekisui House Ltd.	700	11,194
Sharp Corp./Japan (e)	4,000	11,821
Sony Corp.	400	12,360
Taylor Wimpey PLC	10,273	22,936
Techtronic Industries Co., Ltd.	3,000	10,735
Toll Brothers, Inc. (e)	972	33,184
Whirlpool Corp.	205	36,611

		617,967

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (e)	41	34,646
Expedia, Inc.	257	30,593
Liberty Interactive Corp. QVC Group-Class A (e)	1,207	22,788
Netflix, Inc. (e)	183	26,010
Priceline Group, Inc. (The) (e)	26	44,827
Rakuten, Inc.	1,199	11,890
Start Today Co., Ltd.	800	16,733
TripAdvisor, Inc. (e)	472	19,574
Zalando SE (b) (e)	392	15,647

		222,708

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	400	11,522
Hasbro, Inc.	462	44,754
Mattel, Inc.	1,072	27,583
Polaris Industries, Inc.(f)	272	23,177
Sankyo Co., Ltd.	400	14,159
Sega Sammy Holdings, Inc.	800	11,774
Shimano, Inc.	100	14,793
Yamaha Corp.	400	10,434

		158,196

Media - 0.5%
Altice NV-Class A (e)	668	14,104
Altice NV-Class B (e)	1,105	23,343
Axel Springer SE	600	31,356
CBS Corp.-Class B	617	40,673
Charter Communications, Inc.-Class A (e)	116	37,475
Comcast Corp.-Class A	1,294	48,422
Dentsu, Inc.	200	11,097
Discovery Communications, Inc.-Class A (e)	1,035	29,767
Discovery Communications, Inc.-Class C (e)	997	27,986
DISH Network Corp.-Class A (e)	445	27,590
Eutelsat Communications SA	987	19,422
Hakuhodo DY Holdings, Inc.	1,000	12,310
Interpublic Group of Cos., Inc. (The)	1,594	38,415

Company	Shares	U.S. $ Value
ITV PLC	10,365	$26,048
JCDecaux SA	691	22,094
Lagardere SCA	819	20,596
Liberty Broadband Corp. (e)	400	34,376
Liberty Global PLC-Class A (e)	878	31,345
Liberty Global PLC-Series C (e)	1,811	63,548
Liberty Global PLC LiLAC-Class C (e)	1,514	37,229
Liberty Media Corp.-Liberty SiriusXM-Class A (e)	1,078	42,398
Liberty Media Corp.-Liberty SiriusXM-Class C (e)	895	34,842
News Corp.-Class A	2,713	34,781
Omnicom Group, Inc.	527	44,848
Pearson PLC	1,908	15,939
ProSiebenSat.1 Media SE	638	25,556
Publicis Groupe SA	294	19,835
REA Group Ltd.	306	13,244
RTL Group SA (London) (e)	283	21,752
Schibsted ASA	884	23,313
Schibsted ASA-Class B	940	22,807
Scripps Networks Interactive, Inc.-Class A	447	36,104
SES SA	932	19,032
Shaw Communications, Inc.-Class B	2,916	60,682
Singapore Press Holdings Ltd.	4,500	11,230
Sirius XM Holdings, Inc. (f)	7,926	40,343
Sky PLC	1,950	24,140
TEGNA, Inc.	1,492	38,240
Telenet Group Holding NV (e)	419	23,663
Time Warner, Inc.	579	56,864
Toho Co., Ltd./Tokyo	400	11,335
Twenty-First Century Fox, Inc.-Class A	1,408	42,127
Twenty-First Century Fox, Inc.-Class B	1,406	41,266
Viacom, Inc.-Class B	729	31,675
Vivendi SA	1,098	19,333
Walt Disney Co. (The)	503	55,375
WPP PLC	1,042	24,515

		1,432,435

Multiline Retail - 0.1%
Canadian Tire Corp., Ltd.-Class A	375	43,000
Dollar General Corp.	404	29,500
Dollar Tree, Inc. (e)	335	25,688
Dollarama, Inc.	540	41,583
Don Quijote Holdings Co., Ltd.	300	10,634
Harvey Norman Holdings Ltd.	4,191	16,547
Isetan Mitsukoshi Holdings Ltd.	1,000	12,807
J Front Retailing Co., Ltd.	800	12,293
Kohl’s Corp.	508	21,651
Macy’s, Inc.	699	23,221
Marks & Spencer Group PLC	4,549	18,884
Marui Group Co., Ltd.	700	9,671
Next PLC	324	15,393
Nordstrom, Inc. (f)	504	23,517
Ryohin Keikaku Co., Ltd.	100	21,147
Takashimaya Co., Ltd.	1,000	8,998
Target Corp.	583	34,263

		368,797

Company	Shares	U.S. $ Value
Specialty Retail - 0.3%
ABC-Mart, Inc.	200	$12,064
Advance Auto Parts, Inc.	202	31,635
AutoNation, Inc. (e)	648	29,743
AutoZone, Inc. (e)	52	38,301
Bed Bath & Beyond, Inc.	672	27,149
Best Buy Co., Inc.	594	26,213
CarMax, Inc. (e)	434	28,010
Dick’s Sporting Goods, Inc.	487	23,839
Dixons Carphone PLC	4,868	18,308
Dufry AG (REG) (e)	165	23,796
Foot Locker, Inc.	515	38,970
Gap, Inc. (The)	863	21,420
Hennes & Mauritz AB-Class B	683	18,008
Hikari Tsushin, Inc.	100	9,787
Home Depot, Inc. (The)	372	53,907
Industria de Diseno Textil SA	587	18,811
Kingfisher PLC	5,237	21,361
L Brands, Inc.	468	24,626
Lowe’s Cos., Inc.	616	45,812
Nitori Holdings Co., Ltd.	100	11,660
O’Reilly Automotive, Inc. (e)	139	37,768
Ross Stores, Inc.	609	41,765
Shimamura Co., Ltd.	100	12,948
Signet Jewelers Ltd.	216	13,735
Staples, Inc.	2,802	25,190
Tiffany & Co.	370	33,992
TJX Cos., Inc. (The)	585	45,893
Tractor Supply Co.	484	34,320
Ulta Salon Cosmetics & Fragrance, Inc. (e)	105	28,710
USS Co., Ltd.	700	11,997
Yamada Denki Co., Ltd.	2,600	13,273

		823,011

Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	128	21,473
Asics Corp.	500	8,819
Burberry Group PLC	981	21,005
Christian Dior SE	142	30,107
Cie Financiere Richemont SA (REG)	285	20,993
Coach, Inc.	819	31,196
Gildan Activewear, Inc.	1,426	36,128
Hanesbrands, Inc.	1,399	27,994
Hermes International	61	26,654
HUGO BOSS AG	299	20,561
Kering	90	21,899
Li & Fung Ltd.	30,000	13,365
Lululemon Athletica, Inc. (e)	362	23,624
Luxottica Group SpA	379	19,991
LVMH Moet Hennessy Louis Vuitton SE	112	22,499
Michael Kors Holdings Ltd. (e)	474	17,301
NIKE, Inc.-Class B	818	46,757
Pandora A/S	161	18,326
PVH Corp.	254	23,266
Ralph Lauren Corp.	310	24,592
Swatch Group AG (The)	63	20,955
Swatch Group AG (The) (REG)	332	21,510
Under Armour, Inc.-Class A (e)(f)	789	16,269

Company	Shares	U.S. $ Value
Under Armour, Inc.-Class C (e)	1,243	$23,070
VF Corp.	631	33,096
Yue Yuen Industrial Holdings Ltd.	3,000	11,168

		602,618

		6,394,897

Materials - 2.0%
Chemicals - 1.1%
Agrium, Inc. (Toronto)	910	87,732
Air Liquide SA	351	37,933
Air Products & Chemicals, Inc.	657	92,289
Air Water, Inc.	1,200	22,811
Akzo Nobel NV	564	37,814
Albemarle Corp.	763	77,452
Arkema SA	340	32,960
Asahi Kasei Corp.	2,000	19,489
Ashland Global Holdings, Inc.	513	61,899
Axalta Coating Systems Ltd. (e)	2,859	83,225
BASF SE	411	38,237
Celanese Corp.-Class A	935	83,374
CF Industries Holdings, Inc.	1,319	41,443
Chr Hansen Holding A/S	481	28,680
Covestro AG (b)	390	29,347
Croda International PLC	648	28,209
Daicel Corp.	1,900	23,064
Dow Chemical Co. (The)	1,559	97,063
Eastman Chemical Co.	993	79,688
Ecolab, Inc.	976	120,995
EI du Pont de Nemours & Co.	1,217	95,583
EMS-Chemie Holding AG (REG)	51	29,019
Evonik Industries AG	1,119	35,886
FMC Corp.	1,240	71,449
FUCHS PETROLUB SE (Preference Shares)	1,039	48,064
Givaudan SA (REG)	24	43,583
Hitachi Chemical Co., Ltd.	900	25,395
Incitec Pivot Ltd.	8,832	24,832
International Flavors & Fragrances, Inc.	685	86,104
Johnson Matthey PLC	1,001	38,063
JSR Corp.	1,400	23,946
K&S AG (REG)	1,156	26,997
Kaneka Corp.	3,000	23,467
Kansai Paint Co., Ltd.	1,200	23,362
Koninklijke DSM NV	599	39,375
Kuraray Co., Ltd.	1,900	28,866
LANXESS AG	487	33,044
Linde AG	192	31,177
LyondellBasell Industries NV-Class A	788	71,897
Methanex Corp.	1,103	56,213
Mitsubishi Chemical Holdings Corp.	2,900	22,299
Mitsubishi Gas Chemical Co., Inc.	1,300	27,405
Mitsui Chemicals, Inc.	4,000	20,355
Monsanto Co.	1,061	120,774
Mosaic Co. (The)	1,777	55,425
Nippon Paint Holdings Co., Ltd.	700	22,609
Nitto Denko Corp.	300	25,257
Novozymes A/S-Class B	678	26,067
OCI NV (e)	1,230	24,453
Orica Ltd.	1,925	26,968

Company	Shares	U.S. $ Value
Potash Corp. of Saskatchewan, Inc.	3,803	$65,970
PPG Industries, Inc.	852	87,270
Praxair, Inc.	871	103,396
Sherwin-Williams Co. (The)	319	98,424
Shin-Etsu Chemical Co., Ltd.	300	25,409
Sika AG	6	33,766
Solvay SA	303	35,260
Sumitomo Chemical Co., Ltd.	4,000	22,314
Symrise AG	636	39,525
Syngenta AG (REG)	72	31,033
Taiyo Nippon Sanso Corp.	1,900	23,604
Teijin Ltd.	1,100	21,050
Toray Industries, Inc.	3,000	26,864
Umicore SA	594	31,270
Valspar Corp. (The)	1,334	148,367
WR Grace & Co.	1,219	86,354
Yara International ASA	920	34,927

		3,266,441

Construction Materials - 0.1%
Boral Ltd.	11,004	49,404
CRH PLC	862	29,141
Fletcher Building Ltd.	4,624	32,124
HeidelbergCement AG	330	30,810
Imerys SA	618	49,892
James Hardie Industries PLC	1,631	24,338
LafargeHolcim Ltd. (REG)	492	27,984
Martin Marietta Materials, Inc.	299	64,569
Taiheiyo Cement Corp.	7,000	24,579
Vulcan Materials Co.	500	60,305

		393,146

Containers & Packaging - 0.3%
Amcor Ltd./Australia	3,283	35,336
Avery Dennison Corp.	1,317	106,295
Ball Corp.	1,020	75,001
CCL Industries, Inc.-Class B	329	69,929
Crown Holdings, Inc. (e)	1,560	83,600
International Paper Co.	1,551	81,738
Packaging Corp. of America	881	81,431
Sealed Air Corp.	1,754	81,526
Toyo Seikan Group Holdings Ltd.	1,300	23,561
WestRock Co.	1,130	60,704

		699,121

Metals & Mining - 0.4%
Agnico Eagle Mines Ltd.	1,396	58,701
Alumina Ltd.	15,901	22,440
Anglo American PLC (e)	1,032	16,204
Antofagasta PLC	1,831	18,400
ArcelorMittal (Euronext Amsterdam) (e)	2,485	21,866
Barrick Gold Corp. (Toronto)	3,827	70,622
BHP Billiton Ltd.	1,206	22,827
BHP Billiton PLC	1,248	20,115
Boliden AB	948	28,867
Eldorado Gold Corp. (e)	20,841	63,706
First Quantum Minerals Ltd.	2,581	26,856
Fortescue Metals Group Ltd.	2,894	14,651

Company	Shares	U.S. $ Value
Franco-Nevada Corp.	988	$63,682
Freeport-McMoRan, Inc. (e)	2,290	30,686
Fresnillo PLC	1,212	22,240
Glencore PLC (e)	4,852	19,343
Goldcorp, Inc.	3,376	53,505
Hitachi Metals Ltd.	1,600	22,775
JFE Holdings, Inc.	1,200	22,684
Kinross Gold Corp. (e)	7,188	25,327
Kobe Steel Ltd. (e)	1,600	15,525
Maruichi Steel Tube Ltd.	600	19,005
Mitsubishi Materials Corp.	500	16,600
Newcrest Mining Ltd.	1,119	18,955
Newmont Mining Corp.	1,398	47,868
Nippon Steel & Sumitomo Metal Corp.	1,000	24,582
Norsk Hydro ASA	5,253	29,741
Nucor Corp.	1,125	70,391
Randgold Resources Ltd.	286	26,302
Rio Tinto Ltd.	571	27,071
Rio Tinto PLC	551	22,583
Silver Wheaton Corp.	2,201	42,870
South32 Ltd.	8,208	15,627
Sumitomo Metal Mining Co., Ltd.	1,000	13,892
Teck Resources Ltd.-Class B	1,182	23,628
thyssenkrupp AG	956	23,863
Turquoise Hill Resources Ltd. (e)	8,367	26,269
voestalpine AG	751	31,554
Yamana Gold, Inc.	8,021	22,163

		1,163,986

Paper & Forest Products - 0.1%
Mondi PLC	1,632	38,038
Oji Holdings Corp.	5,000	23,949
Stora Enso Oyj-Class R	3,089	33,128
UPM-Kymmene Oyj	1,408	33,393
West Fraser Timber Co., Ltd.	1,657	68,778

		197,286

		5,719,980

Energy - 1.7%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc.	758	45,692
Core Laboratories NV (f)	349	39,932
Halliburton Co.	887	47,419
Helmerich & Payne, Inc.	490	33,501
National Oilwell Varco, Inc.	969	39,167
Petrofac Ltd.	5,130	56,826
Saipem SpA (e)	8,582	3,918
Schlumberger Ltd.	685	55,047
TechnipFMC PLC (Paris) (e)	1,558	50,251
TechnipFMC PLC (e)	1,215	39,269
Tenaris SA	3,222	52,759
Weatherford International PLC (e)	3,174	17,965

		481,746

Oil, Gas & Consumable Fuels - 1.5%
AltaGas Ltd.	3,646	85,097

Company	Shares	U.S. $ Value
Anadarko Petroleum Corp.	536	$34,652
Antero Resources Corp. (e)	1,419	34,028
Apache Corp.	547	28,767
ARC Resources Ltd.	2,540	37,865
BP PLC	11,589	65,346
Cabot Oil & Gas Corp.	1,447	31,689
Caltex Australia Ltd.	1,884	40,633
Cameco Corp.	4,912	54,364
Canadian Natural Resources Ltd.	1,352	38,773
Cenovus Energy, Inc.	2,665	33,709
Cheniere Energy, Inc. (e)	828	39,785
Chevron Corp.	603	67,838
China Petroleum & Chemical Corp.-Class H	470,000	364,318
China Shenhua Energy Co., Ltd.-Class H	199,000	416,399
Cimarex Energy Co.	269	33,819
Concho Resources, Inc. (e)	249	32,980
ConocoPhillips	878	41,766
Continental Resources, Inc./OK (e)	459	20,747
Crescent Point Energy Corp.	2,481	27,291
Devon Energy Corp.	669	29,008
Enagas SA	2,272	55,742
Enbridge, Inc.	1,486	62,182
Enbridge, Inc. (Toronto)	1,716	72,221
Encana Corp.	2,122	23,517
Eni SpA	4,082	62,974
EOG Resources, Inc.	435	42,191
EQT Corp.	614	36,772
Exxon Mobil Corp.	873	70,992
Galp Energia SGPS SA	4,481	65,956
Hess Corp.	615	31,636
HollyFrontier Corp.	1,101	32,237
Husky Energy, Inc. (e)	3,760	44,728
Idemitsu Kosan Co., Ltd.	1,300	41,888
Imperial Oil Ltd.	1,697	53,010
Inpex Corp.	2,100	20,881
Inter Pipeline Ltd.	3,542	74,269
JX Holdings, Inc.	8,900	42,427
Keyera Corp.	2,140	63,014
Kinder Morgan, Inc./DE	1,880	40,063
Koninklijke Vopak NV	1,575	66,701
Lundin Petroleum AB (e)	3,809	77,965
Marathon Oil Corp.	1,390	22,240
Marathon Petroleum Corp.	804	39,878
Murphy Oil Corp.	793	22,434
Neste Oyj	1,532	53,324
Newfield Exploration Co. (e)	750	27,345
Noble Energy, Inc.	929	33,825
Occidental Petroleum Corp.	748	49,031
Oil Search Ltd.	6,512	34,778
OMV AG	2,714	103,743
ONEOK, Inc.	757	40,916
Origin Energy Ltd.	6,453	32,305
Pembina Pipeline Corp.	2,397	77,458
Peyto Exploration & Development Corp.	1,943	39,761
Phillips 66	693	54,186
Pioneer Natural Resources Co.	197	36,636
PrairieSky Royalty Ltd.	2,171	50,769
Range Resources Corp.	764	21,102
Repsol SA	4,344	64,262

Company	Shares	U.S. $ Value
Royal Dutch Shell PLC-Class A	2,488	$64,384
Royal Dutch Shell PLC-Class B	2,305	62,393
Santos Ltd.	6,412	18,640
Seven Generations Energy Ltd. (e)	1,720	31,870
Showa Shell Sekiyu KK	3,300	33,277
Snam SpA	18,605	74,088
Southwestern Energy Co. (e)	1,799	13,510
Statoil ASA	3,528	62,203
Suncor Energy, Inc. (Toronto)	1,744	54,295
Tesoro Corp.	483	41,147
TonenGeneral Sekiyu KK	4,000	47,947
TOTAL SA	1,436	71,651
Tourmaline Oil Corp. (e)	1,540	34,088
TransCanada Corp.	1,818	83,577
Valero Energy Corp.	802	54,496
Veresen, Inc.	5,723	58,256
Vermilion Energy, Inc.	1,396	53,088
Williams Cos., Inc. (The)	1,112	31,514
Woodside Petroleum Ltd.	1,806	43,320

		4,377,977

		4,859,723

Utilities - 1.6%
Electric Utilities - 0.8%
Alliant Energy Corp.	1,903	75,131
American Electric Power Co., Inc.	1,291	86,458
AusNet Services	25,698	31,904
Cheung Kong Infrastructure Holdings Ltd.	3,000	24,701
Chubu Electric Power Co., Inc.	1,700	22,423
Chugoku Electric Power Co., Inc. (The)	2,100	23,156
CLP Holdings Ltd.	5,000	50,855
Contact Energy Ltd.	8,355	29,411
Duke Energy Corp.	1,146	94,602
Edison International	1,139	90,824
EDP-Energias de Portugal SA	17,534	54,207
Electricite de France SA	3,783	37,088
Endesa SA	3,408	72,486
Enel SpA	10,639	45,659
Entergy Corp.	1,093	83,789
Eversource Energy	1,569	92,038
Exelon Corp.	2,038	74,815
FirstEnergy Corp.	2,223	72,092
Fortis, Inc./Canada	2,965	94,049
Fortum Oyj	3,221	49,390
HK Electric Investments & HK Electric Investments Ltd.-Class SS (b)	31,797	27,858
Hokuriku Electric Power Co.	2,600	25,719
Hydro One Ltd. (b)	3,949	70,168
Iberdrola SA	10,218	67,845
Kansai Electric Power Co., Inc. (The) (e)	2,200	24,398
Kyushu Electric Power Co., Inc.	2,100	23,404
Mercury NZ Ltd.	13,004	29,505
NextEra Energy, Inc.	614	80,434
OGE Energy Corp.	1,223	45,043
PG&E Corp.	1,388	92,649
Pinnacle West Capital Corp.	1,123	92,299
Power Assets Holdings Ltd.	5,000	44,856
PPL Corp.	2,371	87,443

Company	Shares	U.S. $ Value
Red Electrica Corp. SA	3,297	$59,517
Shikoku Electric Power Co., Inc.	3,000	30,131
Southern Co. (The)	1,706	86,699
SSE PLC	2,860	54,644
Terna Rete Elettrica Nazionale SpA	13,356	61,838
Tohoku Electric Power Co., Inc.	2,200	28,277
Tokyo Electric Power Co. Holdings, Inc. (e)	6,400	24,579
Westar Energy, Inc.	1,279	69,040
Xcel Energy, Inc.	1,813	79,246

		2,410,670

Gas Utilities - 0.1%
APA Group	4,755	30,834
Atmos Energy Corp.	1,186	92,852
Gas Natural SDG SA	3,150	61,226
Hong Kong & China Gas Co., Ltd.	23,588	45,343
Osaka Gas Co., Ltd.	7,000	27,034
Toho Gas Co., Ltd.	4,000	28,831
Tokyo Gas Co., Ltd.	5,000	22,758
UGI Corp.	1,629	78,567

		387,445

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	4,672	53,822
Calpine Corp. (e)	3,354	39,275
Electric Power Development Co., Ltd.	1,303	30,641
Meridian Energy Ltd.	15,104	29,379
NRG Energy, Inc.	2,490	41,234

		194,351

Multi-Utilities - 0.5%
AGL Energy Ltd.	2,186	40,403
Ameren Corp.	1,586	86,738
Atco Ltd./Canada-Class I	2,129	72,741
Canadian Utilities Ltd.-Class A	3,257	87,641
CenterPoint Energy, Inc.	2,938	80,266
Centrica PLC	23,244	65,478
CMS Energy Corp.	1,951	86,858
Consolidated Edison, Inc.	1,073	82,664
Dominion Resources, Inc./VA	1,162	90,218
DTE Energy Co.	863	87,491
DUET Group	15,898	33,492
E.ON SE	5,983	46,408
Engie SA	3,784	46,298
Innogy SE (b) (e)	1,370	49,202
National Grid PLC	5,023	61,021
NiSource, Inc.	3,163	75,627
Public Service Enterprise Group, Inc.	1,757	80,787
RWE AG (e)	2,569	36,586
SCANA Corp.	1,043	72,332
Sempra Energy	746	82,276
Suez	3,341	50,097
United Utilities Group PLC	5,849	71,076
Veolia Environnement SA	2,875	47,115
WEC Energy Group, Inc.	1,332	80,280

		1,613,095

Company	Shares	U.S. $ Value
Water Utilities - 0.1%
American Water Works Co., Inc.	1,146	$89,388
Severn Trent PLC	2,240	65,007

		154,395

		4,759,956

Real Estate - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.	415	49,514
American Tower Corp.	441	50,622
Ascendas Real Estate Investment Trust	10,400	18,539
AvalonBay Communities, Inc.	271	49,804
Boston Properties, Inc.	370	51,441
British Land Co. PLC (The)	3,772	28,889
Brixmor Property Group, Inc.	1,426	33,283
Camden Property Trust	472	39,955
CapitaLand Commercial Trust	16,000	17,796
CapitaLand Mall Trust	12,600	17,697
Crown Castle International Corp.	545	50,974
Daiwa House REIT Investment Corp.	7	18,203
Dexus Property Group	2,604	18,838
Digital Realty Trust, Inc.	460	49,680
Duke Realty Corp.	1,717	44,024
Equinix, Inc.	99	37,231
Equity Residential	745	46,987
Essex Property Trust, Inc.	222	52,103
Extra Space Storage, Inc.	635	50,286
Federal Realty Investment Trust	351	49,396
Fonciere Des Regions	307	25,279
Gecina SA	194	24,683
GGP, Inc.	1,481	36,818
Goodman Group	3,833	22,171
GPT Group (The)	6,333	23,921
H&R Real Estate Investment Trust	2,722	48,366
Hammerson PLC	4,947	36,117
HCP, Inc.	1,251	41,020
Host Hotels & Resorts, Inc.	2,039	36,682
ICADE	569	40,575
Intu Properties PLC	7,072	25,156
Iron Mountain, Inc.	1,324	48,127
Japan Prime Realty Investment Corp.	4	15,889
Japan Real Estate Investment Corp.	3	16,535
Japan Retail Fund Investment Corp.	9	18,103
Kimco Realty Corp.	1,773	42,995
Klepierre	801	29,750
Land Securities Group PLC	2,478	32,771
Liberty Property Trust	1,083	42,713
Link REIT	2,500	17,239
Macerich Co. (The)	617	41,573
Mid-America Apartment Communities, Inc.	520	53,420
Mirvac Group	17,385	28,631
Nippon Building Fund, Inc.	3	16,783
Nippon Prologis REIT, Inc.	8	17,187
Nomura Real Estate Master Fund, Inc.	11	16,486
Park Hotels & Resorts, Inc.	319	8,147
Prologis, Inc.	817	41,708
Public Storage	210	47,767
Realty Income Corp. (f)	802	49,147
Regency Centers Corp.	664	46,712

Company	Shares	U.S. $ Value
RioCan Real Estate Investment Trust (Toronto)	3,105	$62,371
Scentre Group	6,923	23,136
Segro PLC	4,553	27,885
Simon Property Group, Inc.	256	47,206
SL Green Realty Corp.	369	41,579
Smart Real Estate Investment Trust	1,965	49,458
Stockland	6,519	23,579
Suntec Real Estate Investment Trust	14,400	17,764
UDR, Inc.	1,295	47,267
Unibail-Rodamco SE	125	28,483
United Urban Investment Corp.	11	17,093
Ventas, Inc.	649	42,217
VEREIT, Inc.	4,039	36,634
Vicinity Centres	8,152	18,054
Vornado Realty Trust	465	51,090
Welltower, Inc.	647	45,536
Westfield Corp.	3,310	22,322
Weyerhaeuser Co.	1,436	48,422

		2,417,829

Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd.	1,200	18,435
CapitaLand Ltd.	7,900	20,489
CBRE Group, Inc.-Class A (e)	1,218	43,385
Cheung Kong Property Holdings Ltd.	3,184	21,649
City Developments Ltd.	2,900	19,575
Daito Trust Construction Co., Ltd.	100	13,990
Daiwa House Industry Co., Ltd.	500	13,722
Deutsche Wohnen AG	779	26,735
First Capital Realty, Inc.	3,705	58,356
Global Logistic Properties Ltd.	11,900	22,563
Hang Lung Properties Ltd.	8,000	20,191
Henderson Land Development Co., Ltd.	4,150	24,101
Hongkong Land Holdings Ltd.	2,700	18,425
Hulic Co., Ltd.	1,800	17,138
Hysan Development Co., Ltd.	4,000	18,650
Jones Lang LaSalle, Inc.	302	34,640
Kerry Properties Ltd.	6,000	18,387
LendLease Group	2,008	23,428
Mitsubishi Estate Co., Ltd.	1,000	19,496
Mitsui Fudosan Co., Ltd.	1,000	22,627
New World Development Co., Ltd.	19,287	25,245
Nomura Real Estate Holdings, Inc.	1,000	16,963
NTT Urban Development Corp.	2,000	18,418
Realogy Holdings Corp.	1,256	34,791
Sino Land Co., Ltd.	12,000	20,886
Sun Hung Kai Properties Ltd.	2,000	29,220
Swire Pacific Ltd.-Class A	3,000	30,881
Swire Properties Ltd.	5,800	17,441
Swiss Prime Site AG (REG)	587	50,977
Tokyo Tatemono Co., Ltd.	1,300	18,351
Tokyu Fudosan Holdings Corp.	2,900	16,535
UOL Group Ltd.	4,128	19,393
Vonovia SE	878	30,565
Wharf Holdings Ltd. (The)	2,000	15,845
Wheelock & Co., Ltd.	3,000	19,484

		840,977

		3,258,806

Company	Shares	U.S. $ Value
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	2,336	$97,621
BCE, Inc.	2,870	125,198
BT Group PLC	7,196	29,080
CenturyLink, Inc.	2,309	56,016
Deutsche Telekom AG (REG)	2,718	46,933
Elisa Oyj	1,116	37,180
Frontier Communications Corp. (f)	8,100	23,733
HKT Trust & HKT Ltd.-Class SS	13,000	17,341
Iliad SA	175	36,291
Inmarsat PLC	3,662	32,357
Koninklijke KPN NV	10,609	29,980
Level 3 Communications, Inc. (e)	1,194	68,357
Nippon Telegraph & Telephone Corp.	500	21,150
Orange SA	2,433	36,659
PCCW Ltd.	30,000	18,290
Proximus SADP	1,516	44,571
SBA Communications Corp. (e)	612	70,851
SFR Group SA (e)	1,299	37,871
Singapore Telecommunications Ltd.	6,600	18,502
Spark New Zealand Ltd.	8,793	22,724
Swisscom AG (REG)	122	53,703
TDC A/S (e)	6,001	32,245
Telecom Italia SpA/Milano (ordinary shares) (e)	29,280	23,629
Telecom Italia SpA/Milano (savings shares)	36,634	24,287
Telefonica Deutschland Holding AG	7,491	32,848
Telefonica SA	3,942	40,129
Telenor ASA	2,325	37,910
Telia Co. AB	12,139	48,739
Telstra Corp., Ltd.	10,221	37,751
TELUS Corp.	3,412	111,027
TPG Telecom Ltd.	3,283	15,688
Verizon Communications, Inc.	1,831	90,873
Vocus Group Ltd.	5,666	19,007

		1,438,541

Wireless Telecommunication Services - 0.1%
KDDI Corp.	700	18,293
Millicom International Cellular SA	675	36,772
NTT DOCOMO, Inc.	900	21,382
Rogers Communications, Inc.-Class B	2,504	105,122
SoftBank Group Corp.	300	22,381
Sprint Corp. (e)	3,231	28,465
StarHub Ltd.	8,700	17,857
T-Mobile US, Inc. (e)	980	61,279
Tele2 AB-Class B	6,095	54,422
Vodafone Group PLC	17,573	44,009

		409,982

		1,848,523

Total Common Stocks (cost $60,191,249)		68,780,722

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.8%
Risk Share Floating Rate - 5.8%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C03, Class 1M2
5.778% (LIBOR 1 Month + 5.00%), 7/25/25 (g)	U.S.$	1,430	$1,552,517
Series 2015-C03, Class 2M2
5.778% (LIBOR 1 Month + 5.00%), 7/25/25 (g)		8,745	9,481,076
Series 2015-C04, Class 1M2
6.478% (LIBOR 1 Month + 5.70%), 4/25/28 (g)		2,141	2,382,212
Series 2015-C04, Class 2M2
6.328% (LIBOR 1 Month + 5.55%), 4/25/28 (g)		3,246	3,585,644

Total Collateralized Mortgage Obligations (cost $15,594,351)			17,001,449

	Shares
PREFERRED STOCKS - 1.4%
Financials - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Apartment Investment & Management Co.
6.875% (f)		42,000	1,140,930
Hersha Hospitality Trust
6.875%		60,000	1,522,200
Pebblebrook Hotel Trust
6.50% (f)		58,525	1,490,046

Total Preferred Stocks (cost $4,013,125)			4,153,176

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Mexico - 0.4%
Mexico Government International Bond
4.125%, 1/21/26 (f) (cost $1,170,545)	U.S.$	1,174	1,200,591

GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Brazil - 0.2%
Petrobras Global Finance BV
5.625%, 5/20/43 (cost $508,576)		768	612,480

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Forward Contracts - 0.1%
EUR/TRY
Expiration: Apr 2017, Exercise Price: TRY 3.65 (e)(h)		5,400,000	5,417

	Contracts	U.S. $ Value
EUR/TRY
Expiration: Apr 2017, Exercise Price: TRY 3.65 (e)(h)	2,700,000	$2,709
USD/MXN
Expiration: Apr 2017, Exercise Price: MXN 20.40 (e)(h)	2,940,000	72,095
USD/MXN
Expiration: Apr 2017, Exercise Price: MXN 20.63 (e)(h)	4,100,000	130,802
USD/TRY
Expiration: Apr 2017, Exercise Price: TRY 3.79 (e)(h)	2,936,000	108,544
USD/TRY
Expiration: May 2017, Exercise Price: TRY 3.72 (e)(h)	2,927,000	73,532

Total Options Purchased—Puts (premiums paid $310,078)		393,099

OPTIONS PURCHASED - CALLS - 0.1%
Options on Forward Contracts - 0.1%
EUR/TRY
Expiration: Apr 2017, Exercise Price: TRY 3.81 (e)(h)	5,400,000	188,276
EUR/TRY
Expiration: Apr 2017, Exercise Price: TRY 4.11 (e)(h)	2,700,000	12,420
EUR/USD
Expiration: Mar 2017, Exercise Price: EUR 1.09 (e)(h)	5,600,000	10,091

		210,787

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Mar 2017, Exercise Price: $ 240.00 (e)(i)	867	65,892
SPDR S&P 500 ETF Trust
Expiration: Apr 2017, Exercise Price: $ 241.00 (e)(i)	328	46,904

		112,796

Total Options Purchased - Calls (premiums paid $489,783)		323,583

	Shares
RIGHTS - 0.0%
Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Safeway, Inc., expiring 2/02/17 (e)(f)	620	31
Safeway, Inc., expiring 2/02/19 (e)(f)	620	629

Company	Shares		U.S. $ Value
Total Rights (cost $657)			$660

SHORT-TERM INVESTMENTS - 19.5%
Investment Companies - 8.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.39% (j) (k) (cost $25,370,457)		25,370,457	25,370,457

	Principal Amount (000)
GOVERNMENTS-TREASURIES - 7.2%
Japan - 7.2%
Japan Treasury Discount Bill
Series 666 Zero Coupon, 5/29/17 (cost $20,769,776)	JPY	2,340,000	20,841,877

U.S. Treasury Bills - 3.6%
U.S. Treasury Bill
Zero Coupon 3/09/17-5/18/17 (cost $10,491,432)	U.S.$	10,500	10,491,432

Total Short-Term Investments (cost $56,631,665)			56,703,766

Total Investments Before Security Lending Collateral for Securities Loaned - 96.1% (cost $272,366,025)			280,616,413

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.39% (j)(k) (cost $1,961,369)		1,961,369	1,961,369

Total Investments - 96.8% (cost $274,327,394) (l)			282,577,782
Other assets less liabilities - 3.2% (m)			9,279,872

Net Assets - 100.0%			$291,857,654

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	35	March 2017	$3,404,528	$3,441,414	$36,886
Bcom Commodity Index Futures	2,015	March 2017	17,650,056	17,691,700	41,644
Brent Crude Futures	90	March 2017	5,077,784	5,085,900	8,116
Canadian 10 Yr Bond Futures	212	June 2017	21,783,729	21,923,054	139,325
Cattle Feeder Futures	37	March 2017	2,340,987	2,313,887	(27,100)
Cattle Feeder Futures	11	April 2017	690,830	685,850	(4,980)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2017	Unrealized Appreciation/ (Depreciation)
Cocoa Futures	75	May 2017	$1,584,198	$1,431,750	$(152,448)
Coffee Robusta Futures	71	May 2017	1,532,274	1,521,530	(10,744)
Coffee ‘C’ Futures	25	May 2017	1,411,713	1,336,875	(74,838)
Copper Futures	60	May 2017	4,097,073	4,071,000	(26,073)
Corn Futures	204	May 2017	3,869,816	3,812,250	(57,566)
Cotton No. 2 Futures	42	May 2017	1,619,447	1,603,140	(16,307)
Cotton No. 2 Futures	13	December 2017	469,140	483,470	14,330
Euro STOXX 50 Index Futures	135	March 2017	4,564,979	4,753,949	188,970
FTSE 100 Index Futures	18	March 2017	1,523,929	1,622,772	98,843
Gasoline RBOB Futures	34	April 2017	2,528,083	2,506,997	(21,086)
Gold 100 OZ Futures	40	April 2017	4,900,425	5,015,600	115,175
Hang Seng Index Futures	3	March 2017	465,335	458,759	(6,576)
KC HRW Wheat Futures	63	May 2017	1,460,999	1,460,025	(974)
Lean Hogs Futures	79	April 2017	2,202,559	2,136,160	(66,399)
Live Cattle Futures	49	April 2017	2,328,290	2,311,330	(16,960)
LME Lead Futures	53	March 2017	3,027,898	2,993,506	(34,392)
LME Lead Futures	35	May 2017	1,992,263	1,975,094	(17,169)
LME Nickel Futures	34	March 2017	2,217,512	2,231,250	13,738
LME Nickel Futures	24	May 2017	1,576,873	1,580,544	3,671
LME Primary Aluminum Futures	88	March 2017	3,799,787	4,226,750	426,963
LME Primary Aluminum Futures	80	May 2017	3,798,244	3,850,000	51,756
LME Zinc Futures	37	March 2017	2,489,070	2,611,275	122,205
LME Zinc Futures	33	May 2017	2,348,876	2,331,038	(17,838)
Long Gilt Futures	82	June 2017	12,708,746	12,945,617	236,871
Low SU Gasoil Futures	43	April 2017	2,147,928	2,115,600	(32,328)
Mini MSCI Emerging Market Futures	306	March 2017	14,309,825	14,241,240	(68,585)
Natural Gas Futures	46	April 2017	1,469,955	1,320,200	(149,755)
Nikkei 225 (CME) Futures	132	March 2017	12,209,604	12,668,700	459,096
NY Harbor ULSD Futures	31	April 2017	2,152,569	2,147,258	(5,311)
Palladium Futures	23	June 2017	1,781,986	1,774,910	(7,076)
Platinum Futures	50	April 2017	2,276,363	2,577,500	301,137
Russell 2000 E Mini Futures	98	March 2017	6,598,228	6,786,500	188,272
S&P Mid 400 E-Mini Futures	39	March 2017	6,459,260	6,738,030	278,770
S&P/TSX 60 Index Futures	21	March 2017	2,796,635	2,865,246	68,611
Silver Futures	25	May 2017	2,273,437	2,308,625	35,188
Soybean Futures	75	May 2017	3,969,347	3,884,063	(85,284)
Soybean Meal Futures	42	May 2017	1,439,464	1,412,880	(26,584)
Soybean Oil Futures	85	May 2017	1,782,610	1,730,430	(52,180)
SPI 200 Futures	4	March 2017	421,617	435,792	14,175
Sugar 11 (World) Futures	73	April 2017	1,663,192	1,572,245	(90,947)
TOPIX Index Futures	12	March 2017	1,580,120	1,638,524	58,404
U.S. T-Note 5 Yr (CBT) Futures	283	June 2017	33,338,922	33,309,984	(28,938)
Wheat (CBT) Futures	65	May 2017	1,481,380	1,442,188	(39,192)
WTI Crude Futures	41	April 2017	2,245,663	2,231,630	(14,033)
Sold Contracts
Coffee Robusta Futures	18	May 2017	392,947	385,740	7,207
Coffee ‘C’ Futures	7	May 2017	382,565	374,325	8,240
Live Cattle Futures	15	April 2017	714,985	707,550	7,435
LME Lead Futures	53	March 2017	3,040,937	2,993,506	47,431
LME Nickel Futures	34	March 2017	2,203,927	2,231,250	(27,323)
LME Primary Aluminum Futures	88	March 2017	4,122,032	4,226,750	(104,718)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2017	Unrealized Appreciation/ (Depreciation)
LME Zinc Futures	37	March 2017	$2,617,075	$2,611,275	$5,800
NY Harbor ULSD Futures	42	April 2017	2,892,027	2,909,189	(17,162)
Palladium Futures	17	June 2017	1,311,821	1,311,890	(69)
S&P 500 E-Mini Futures	155	March 2017	17,086,586	18,311,700	(1,225,114)
Soybean Oil Futures	92	May 2017	1,898,608	1,872,936	25,672
Wheat (CBT) Futures	12	May 2017	277,614	266,250	11,364

					$489,246

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	CNY	40,863	USD	5,816	3/16/17	$(130,587)
Australia and New Zealand Banking Group Ltd.	INR	160,838	USD	2,327	3/16/17	(78,894)
Australia and New Zealand Banking Group Ltd.	KRW	2,757,492	USD	2,309	3/16/17	(122,613)
Australia and New Zealand Banking Group Ltd.	TWD	187,945	USD	5,903	3/16/17	(221,705)
Australia and New Zealand Banking Group Ltd.	USD	5,800	CNY	40,493	3/16/17	92,578
Australia and New Zealand Banking Group Ltd.	USD	2,355	CNY	16,157	3/16/17	(3,654)
Australia and New Zealand Banking Group Ltd.	USD	1,171	INR	79,919	3/16/17	24,459
Australia and New Zealand Banking Group Ltd.	USD	3,500	KRW	4,124,140	3/16/17	136,895
Australia and New Zealand Banking Group Ltd.	USD	5,839	MYR	24,748	3/16/17	(273,983)
Australia and New Zealand Banking Group Ltd.	USD	4,093	TWD	130,175	3/16/17	149,256
Australia and New Zealand Banking Group Ltd.	USD	1,176	MYR	5,229	3/27/17	(687)
Australia and New Zealand Banking Group Ltd.	CNY	34,275	USD	4,968	5/10/17	2,207
Australia and New Zealand Banking Group Ltd.	AUD	3,109	USD	2,340	5/16/17	(39,339)
Australia and New Zealand Banking Group Ltd.	CNY	8,051	USD	1,162	5/16/17	(4,422)
Australia and New Zealand Banking Group Ltd.	GBP	2,317	USD	2,925	5/16/17	45,339
Australia and New Zealand Banking Group Ltd.	USD	589	GBP	472	5/16/17	(2,602)
Australia and New Zealand Banking Group Ltd.	USD	4,645	INR	319,727	5/16/17	109,795
Bank of America, NA	EUR	2,755	NOK	24,891	3/16/17	49,030
Bank of America, NA	EUR	2,733	PLN	12,166	3/16/17	95,097
Bank of America, NA	HUF	513,428	USD	1,771	3/16/17	5,429
Bank of America, NA	JPY	203,808	USD	1,751	3/16/17	(64,042)
Bank of America, NA	NOK	15,553	USD	1,854	3/16/17	(1,179)
Bank of America, NA	RUB	140,832	USD	2,334	3/16/17	(71,165)
Bank of America, NA	SEK	12,934	USD	1,465	3/16/17	30,850
Bank of America, NA	USD	3,477	CHF	3,551	3/16/17	61,090
Bank of America, NA	USD	2,652	RUB	174,266	3/16/17	324,895
Bank of America, NA	USD	572	ZAR	8,180	3/16/17	49,658
Bank of America, NA	HUF	93,281	USD	322	5/16/17	874
Bank of America, NA	NOK	14,647	USD	1,742	5/16/17	(5,830)
Bank of America, NA	TRY	2,925	EUR	698	5/16/17	(45,363)
Bank of America, NA	TRY	4,222	USD	1,146	5/16/17	9,713
Bank of America, NA	USD	587	MXN	12,148	5/16/17	11,571
Bank of America, NA	USD	1,466	NOK	12,218	5/16/17	(7,653)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	580	TRY	2,178	5/16/17	$6,314
Bank of America, NA	RUB	95,001	USD	1,394	10/17/17	(159,031)
Barclays Bank PLC	HUF	827,784	USD	2,830	3/16/17	(16,816)
Barclays Bank PLC	NOK	19,554	USD	2,337	3/16/17	4,022
Barclays Bank PLC	SEK	13,139	USD	1,478	3/16/17	21,663
Barclays Bank PLC	SEK	21,335	USD	2,348	3/16/17	(17,174)
Barclays Bank PLC	TRY	11,271	USD	3,139	3/16/17	54,730
Barclays Bank PLC	USD	2,340	CHF	2,341	3/16/17	(7,220)
Barclays Bank PLC	USD	430	RUB	27,769	3/16/17	44,827
Barclays Bank PLC	EUR	2,744	USD	2,935	5/16/17	18,133
Barclays Bank PLC	EUR	1,661	USD	1,766	5/16/17	(176)
Barclays Bank PLC	GBP	1,415	USD	1,764	5/16/17	5,005
Barclays Bank PLC	INR	118,076	USD	1,748	5/16/17	(7,920)
Barclays Bank PLC	TRY	2,141	USD	583	5/16/17	6,663
Barclays Bank PLC	TWD	54,697	USD	1,772	5/16/17	(17,527)
Barclays Bank PLC	USD	1,172	AUD	1,529	5/16/17	(1,668)
Barclays Bank PLC	USD	569	JPY	64,362	5/16/17	6,064
Barclays Bank PLC	ZAR	7,823	USD	577	5/16/17	(11,601)
BNP Paribas SA	PEN	6,630	USD	1,942	3/16/17	(86,347)
BNP Paribas SA	USD	1,159	CLP	781,032	3/16/17	40,831
BNP Paribas SA	USD	755	CNY	5,248	3/16/17	8,667
BNP Paribas SA	USD	3,674	PEN	12,569	3/16/17	170,795
BNP Paribas SA	USD	578	RUB	36,125	3/16/17	39,442
BNP Paribas SA	USD	2,919	SEK	26,799	3/16/17	52,328
BNP Paribas SA	USD	585	BRL	1,853	4/04/17	5,877
BNP Paribas SA	CHF	579	USD	581	5/16/17	2,429
BNP Paribas SA	EUR	1,109	USD	1,179	5/16/17	117
BNP Paribas SA	USD	3,566	JPY	401,762	5/16/17	21,290
BNP Paribas SA	USD	1,173	MXN	24,229	5/16/17	20,635
Brown Brothers Harriman & Co.	CZK	219,145	EUR	8,110	3/16/17	(606)
Brown Brothers Harriman & Co.	USD	1,408	CAD	1,868	3/16/17	(1,583)
Brown Brothers Harriman & Co.	USD	1,137	JPY	133,204	3/16/17	49,649
Brown Brothers Harriman & Co.	USD	563	MXN	12,129	3/16/17	39,353
Brown Brothers Harriman & Co.	USD	2,931	SGD	4,192	3/16/17	60,117
Brown Brothers Harriman & Co.	ZAR	16,144	USD	1,164	3/16/17	(63,356)
Brown Brothers Harriman & Co.	USD	589	GBP	472	5/16/17	(2,523)
Brown Brothers Harriman & Co.	USD	580	TRY	2,284	5/16/17	35,068
Brown Brothers Harriman & Co.	USD	591	ZAR	7,848	5/16/17	(215)
Brown Brothers Harriman & Co.	ZAR	7,628	USD	583	5/16/17	9,336
Brown Brothers Harriman & Co.	ZAR	8,010	USD	589	5/16/17	(14,129)
Brown Brothers Harriman & Co.	EUR	8,172	CZK	219,145	7/10/17	(23,475)
Citibank, NA	USD	1,425	ZAR	20,200	3/01/17	114,582
Citibank, NA	BRL	11,161	USD	3,357	3/02/17	(230,093)
Citibank, NA	USD	3,601	BRL	11,161	3/02/17	(13,543)
Citibank, NA	AUD	1,582	USD	1,168	3/16/17	(44,068)
Citibank, NA	CAD	13,208	USD	10,000	3/16/17	55,112
Citibank, NA	CAD	3,936	USD	2,936	3/16/17	(27,551)
Citibank, NA	CHF	5,969	EUR	5,571	3/16/17	(42,544)
Citibank, NA	EUR	20,150	USD	21,473	3/16/17	112,773
Citibank, NA	GBP	934	USD	1,164	3/16/17	4,208
Citibank, NA	HUF	689,984	USD	2,338	3/16/17	(34,606)
Citibank, NA	JPY	133,204	USD	1,170	3/16/17	(15,943)
Citibank, NA	NOK	45,059	USD	5,285	3/16/17	(89,959)
Citibank, NA	RUB	70,669	USD	1,178	3/16/17	(29,460)
Citibank, NA	SEK	15,605	USD	1,765	3/16/17	34,975
Citibank, NA	SEK	31,694	USD	3,473	3/16/17	(40,365)
Citibank, NA	TRY	7,182	USD	1,976	3/16/17	10,934

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,163	BRL	3,776	3/16/17	$47,018
Citibank, NA	USD	5,313	CHF	5,338	3/16/17	5,592
Citibank, NA	USD	5,278	CHF	5,223	3/16/17	(74,091)
Citibank, NA	USD	10,339	EUR	9,653	3/16/17	(106,168)
Citibank, NA	USD	6,528	HUF	1,924,006	3/16/17	88,460
Citibank, NA	USD	1,166	INR	79,764	3/16/17	27,146
Citibank, NA	USD	1,788	JPY	201,977	3/16/17	10,250
Citibank, NA	USD	1,173	MXN	24,138	3/16/17	26,243
Citibank, NA	USD	1,168	MYR	5,198	3/16/17	289
Citibank, NA	USD	3,105	NOK	26,432	3/16/17	48,065
Citibank, NA	USD	1,171	PLN	4,906	3/16/17	35,279
Citibank, NA	USD	1,577	RUB	99,355	3/16/17	120,217
Citibank, NA	USD	1,738	SEK	15,961	3/16/17	31,396
Citibank, NA	USD	2,716	TRY	10,104	3/16/17	49,113
Citibank, NA	USD	1,706	ZAR	23,723	3/16/17	98,149
Citibank, NA	ZAR	24,076	USD	1,694	3/16/17	(137,253)
Citibank, NA	BRL	3,211	USD	1,001	4/04/17	(23,393)
Citibank, NA	TRY	4,997	EUR	1,301	4/13/17	24,095
Citibank, NA	CAD	6,982	USD	5,251	5/16/17	(8,992)
Citibank, NA	EUR	819	USD	877	5/16/17	6,075
Citibank, NA	GBP	467	USD	586	5/16/17	5,451
Citibank, NA	HUF	593,474	USD	2,053	5/16/17	7,993
Citibank, NA	JPY	200,238	USD	1,777	5/16/17	(11,264)
Citibank, NA	MXN	24,245	USD	1,169	5/16/17	(24,996)
Citibank, NA	PLN	7,205	USD	1,769	5/16/17	(810)
Citibank, NA	RUB	35,069	USD	595	5/16/17	2,668
Citibank, NA	SEK	26,380	USD	2,930	5/16/17	(3,578)
Citibank, NA	USD	573	ARS	9,224	5/16/17	3,942
Citibank, NA	USD	1,163	AUD	1,527	5/16/17	5,719
Citibank, NA	USD	2,018	CHF	2,027	5/16/17	8,748
Citibank, NA	USD	1,183	EUR	1,115	5/16/17	2,161
Citibank, NA	USD	3,594	GBP	2,873	5/16/17	(22,534)
Citibank, NA	USD	1,473	RUB	89,610	5/16/17	39,798
Citibank, NA	USD	605	RUB	35,422	5/16/17	(6,697)
Credit Suisse International	CHF	8,014	USD	7,932	3/16/17	(53,714)
Credit Suisse International	EUR	1,103	SEK	10,572	3/16/17	2,289
Credit Suisse International	JPY	63,775	USD	579	3/16/17	10,603
Credit Suisse International	JPY	3,646,121	USD	32,119	3/16/17	(352,098)
Credit Suisse International	SEK	8,224	USD	904	3/16/17	(7,535)
Credit Suisse International	USD	8,849	SEK	80,491	3/16/17	73,747
Credit Suisse International	EUR	8,314	CZK	223,419	6/15/17	(12,279)
Deutsche Bank AG	EUR	5,433	CZK	145,917	3/16/17	(34,211)
Deutsche Bank AG	EUR	2,492	TRY	10,451	4/13/17	192,873
Goldman Sachs Bank USA	BRL	23,341	USD	7,529	3/02/17	26,378
Goldman Sachs Bank USA	USD	6,413	BRL	21,539	3/02/17	510,086
Goldman Sachs Bank USA	USD	581	BRL	1,802	3/02/17	(2,187)
Goldman Sachs Bank USA	EUR	1,121	USD	1,175	3/16/17	(13,499)
Goldman Sachs Bank USA	KRW	1,366,648	USD	1,167	3/16/17	(37,950)
Goldman Sachs Bank USA	USD	2,370	INR	160,838	3/16/17	36,025
Goldman Sachs Bank USA	USD	1,171	TWD	37,380	3/16/17	47,000
Goldman Sachs Bank USA	ZAR	16,546	USD	1,158	3/16/17	(100,508)
Goldman Sachs Bank USA	USD	581	BRL	1,835	4/04/17	4,463
Goldman Sachs Bank USA	EUR	1,415	TRY	5,332	4/13/17	(53,558)
Goldman Sachs Bank USA	MXN	32,188	USD	1,447	4/24/17	(142,741)
Goldman Sachs Bank USA	USD	823	MXN	17,348	4/24/17	33,667
Goldman Sachs Bank USA	MXN	67,936	USD	3,194	4/27/17	(160,552)
Goldman Sachs Bank USA	JPY	133,104	USD	1,161	5/16/17	(27,491)
Goldman Sachs Bank USA	USD	2,975	CAD	3,880	5/16/17	(51,739)
JPMorgan Chase Bank, NA	USD	1,111	ZAR	14,942	3/01/17	27,828
JPMorgan Chase Bank, NA	ZAR	20,200	USD	1,426	3/01/17	(114,109)
JPMorgan Chase Bank, NA	GBP	2,414	USD	2,941	3/16/17	(55,819)
JPMorgan Chase Bank, NA	MXN	49,369	USD	2,319	3/16/17	(133,418)
JPMorgan Chase Bank, NA	MYR	5,198	USD	1,168	3/16/17	(552)
JPMorgan Chase Bank, NA	USD	2,430	AUD	3,207	3/16/17	28,167
JPMorgan Chase Bank, NA	USD	1,555	CAD	2,068	3/16/17	1,646
JPMorgan Chase Bank, NA	USD	8,786	CHF	8,926	3/16/17	108,396
JPMorgan Chase Bank, NA	USD	1,184	GBP	936	3/16/17	(22,194)
JPMorgan Chase Bank, NA	USD	1,748	MXN	36,101	3/16/17	44,784
JPMorgan Chase Bank, NA	USD	1,639	TRY	5,765	3/16/17	(61,272)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	2,144	TWD	68,628	3/16/17	$91,861
JPMorgan Chase Bank, NA	MXN	17,348	USD	823	4/24/17	(33,665)
JPMorgan Chase Bank, NA	TRY	2,317	USD	585	4/28/17	(41,850)
JPMorgan Chase Bank, NA	CNY	6,423	USD	932	5/10/17	886
JPMorgan Chase Bank, NA	GBP	466	USD	587	5/16/17	7,927
JPMorgan Chase Bank, NA	PLN	2,385	USD	582	5/16/17	(3,561)
JPMorgan Chase Bank, NA	TRY	2,154	USD	580	5/16/17	(8)
Morgan Stanley Capital Services, Inc.	USD	78	ZAR	1,050	3/01/17	1,621
Morgan Stanley Capital Services, Inc.	BRL	6,747	USD	2,104	3/02/17	(64,725)
Morgan Stanley Capital Services, Inc.	USD	2,177	BRL	6,747	3/02/17	(8,187)
Morgan Stanley Capital Services, Inc.	AUD	1,625	USD	1,194	3/16/17	(51,370)
Morgan Stanley Capital Services, Inc.	CHF	4,081	USD	4,063	3/16/17	(3,088)
Morgan Stanley Capital Services, Inc.	EUR	1,659	PLN	7,406	3/16/17	62,948
Morgan Stanley Capital Services, Inc.	EUR	7,749	USD	8,257	3/16/17	42,542
Morgan Stanley Capital Services, Inc.	EUR	563	USD	589	3/16/17	(7,494)
Morgan Stanley Capital Services, Inc.	GBP	934	EUR	1,112	3/16/17	19,819
Morgan Stanley Capital Services, Inc.	MXN	22,999	USD	1,068	3/16/17	(73,919)
Morgan Stanley Capital Services, Inc.	PLN	4,907	USD	1,162	3/16/17	(44,569)
Morgan Stanley Capital Services, Inc.	RUB	166,114	USD	2,861	3/16/17	23,214
Morgan Stanley Capital Services, Inc.	SGD	1,673	USD	1,172	3/16/17	(21,665)
Morgan Stanley Capital Services, Inc.	USD	7,909	EUR	7,364	3/16/17	(103,356)
Morgan Stanley Capital Services, Inc.	USD	1,756	GBP	1,400	3/16/17	(18,296)
Morgan Stanley Capital Services, Inc.	USD	2,335	MXN	48,232	3/16/17	60,599
Morgan Stanley Capital Services, Inc.	USD	1,730	ZAR	24,863	3/16/17	160,728
Morgan Stanley Capital Services, Inc.	USD	1,487	MXN	32,188	4/24/17	102,852
Morgan Stanley Capital Services, Inc.	EUR	1,648	CHF	1,752	5/16/17	(113)
Morgan Stanley Capital Services, Inc.	EUR	542	PLN	2,353	5/16/17	1,752
Morgan Stanley Capital Services, Inc.	GBP	939	USD	1,176	5/16/17	9,239
Morgan Stanley Capital Services, Inc.	JPY	200,070	USD	1,766	5/16/17	(20,242)
Morgan Stanley Capital Services, Inc.	SEK	10,840	USD	1,227	5/16/17	21,526
Morgan Stanley Capital Services, Inc.	USD	1,185	CAD	1,558	5/16/17	(10,768)
Morgan Stanley Capital Services, Inc.	USD	2,389	HUF	686,755	5/16/17	(22,511)
Morgan Stanley Capital Services, Inc.	USD	577	MXN	12,539	5/16/17	40,931
Morgan Stanley Capital Services, Inc.	USD	588	PLN	2,353	5/16/17	(10,151)
Morgan Stanley Capital Services, Inc.	USD	2,821	RUB	166,114	5/16/17	(16,108)
Nomura Global Financial Products, Inc.	EUR	5,455	USD	5,868	3/16/17	85,575
Nomura Global Financial Products, Inc.	USD	1,164	INR	79,959	3/16/17	32,147
Nomura Global Financial Products, Inc.	USD	1,790	TWD	56,256	3/16/17	43,598

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Nomura Global Financial Products, Inc.	USD	1,168	INR	78,503	5/16/17	$(92)
Royal Bank of Scotland PLC	BRL	5,755	USD	1,857	3/02/17	6,707
Royal Bank of Scotland PLC	USD	568	BRL	1,963	3/02/17	62,742
Royal Bank of Scotland PLC	USD	1,224	BRL	3,792	3/02/17	(4,601)
Royal Bank of Scotland PLC	BRL	3,776	USD	1,212	3/16/17	2,814
Royal Bank of Scotland PLC	CLP	1,168,610	USD	1,731	3/16/17	(64,439)
Royal Bank of Scotland PLC	COP	4,105,595	USD	1,407	3/16/17	8,196
Royal Bank of Scotland PLC	COP	3,504,820	USD	1,154	3/16/17	(40,859)
Royal Bank of Scotland PLC	INR	157,804	USD	2,346	3/16/17	(14,950)
Royal Bank of Scotland PLC	NZD	8,939	USD	6,394	3/16/17	(42,395)
Royal Bank of Scotland PLC	PEN	5,939	USD	1,819	3/16/17	2,397
Royal Bank of Scotland PLC	SGD	2,517	USD	1,783	3/16/17	(12,774)
Royal Bank of Scotland PLC	USD	588	CLP	387,578	3/16/17	7,429
Royal Bank of Scotland PLC	USD	2,525	COP	7,610,415	3/16/17	69,032
Royal Bank of Scotland PLC	USD	3,021	CZK	73,228	3/16/17	(147,831)
Royal Bank of Scotland PLC	USD	1,129	GBP	927	3/16/17	21,543
Royal Bank of Scotland PLC	USD	1,167	INR	79,935	3/16/17	28,484
Royal Bank of Scotland PLC	USD	605	RUB	40,100	3/16/17	79,826
Royal Bank of Scotland PLC	USD	2,421	BRL	7,568	4/04/17	(6,951)
Royal Bank of Scotland PLC	TRY	2,878	EUR	685	4/12/17	(54,737)
Royal Bank of Scotland PLC	USD	1,126	ARS	18,699	4/24/17	52,904
Royal Bank of Scotland PLC	SEK	21,194	USD	2,357	5/16/17	(116)
Royal Bank of Scotland PLC	SGD	1,663	USD	1,179	5/16/17	(8,476)
Royal Bank of Scotland PLC	USD	1,179	CAD	1,544	5/16/17	(15,411)
Royal Bank of Scotland PLC	USD	1,396	COP	4,105,595	5/16/17	(7,964)
Royal Bank of Scotland PLC	USD	1,739	INR	119,915	5/16/17	43,836
Royal Bank of Scotland PLC	USD	1,461	MXN	31,355	5/16/17	83,081
Royal Bank of Scotland PLC	USD	1,809	PEN	5,939	5/16/17	(4,394)
Royal Bank of Scotland PLC	USD	1,174	SGD	1,663	5/16/17	12,732
Royal Bank of Scotland PLC	ZAR	15,747	USD	1,172	5/16/17	(13,274)
Royal Bank of Scotland PLC	USD	4,190	ZAR	55,719	6/15/17	(19,363)
Standard Chartered Bank	CHF	9,344	USD	9,222	3/16/17	(89,129)
Standard Chartered Bank	CNY	60,909	USD	8,703	3/16/17	(161,105)
Standard Chartered Bank	EUR	1,368	NOK	12,445	3/16/17	34,075
Standard Chartered Bank	INR	161,773	USD	2,412	3/16/17	(7,795)
Standard Chartered Bank	MYR	24,748	USD	5,605	3/16/17	40,836
Standard Chartered Bank	TWD	224,585	USD	7,052	3/16/17	(266,052)
Standard Chartered Bank	USD	3,896	TWD	120,091	3/16/17	17,312

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD	1,176	MYR	5,234	3/27/17	$106
Standard Chartered Bank	CHF	1,174	USD	1,181	5/16/17	6,697
Standard Chartered Bank	EUR	1,651	USD	1,773	5/16/17	18,374
Standard Chartered Bank	INR	39,357	USD	583	5/16/17	(2,554)
Standard Chartered Bank	JPY	134,908	USD	1,179	5/16/17	(25,722)
Standard Chartered Bank	TWD	18,228	USD	590	5/16/17	(6,700)
Standard Chartered Bank	USD	2,982	INR	201,148	5/16/17	9,723
Standard Chartered Bank	USD	2,382	TWD	72,925	5/16/17	3,302
State Street Bank & Trust Co.	BRL	469	USD	141	3/02/17	(9,277)
State Street Bank & Trust Co.	USD	141	BRL	469	3/02/17	9,745
State Street Bank & Trust Co.	AUD	8,803	USD	6,535	3/16/17	(212,063)
State Street Bank & Trust Co.	CHF	1,273	USD	1,314	3/16/17	45,519
State Street Bank & Trust Co.	CHF	136	USD	135	3/16/17	(955)
State Street Bank & Trust Co.	CNY	227,896	USD	32,548	3/16/17	(618,389)
State Street Bank & Trust Co.	DKK	3,313	USD	475	3/16/17	2,806
State Street Bank & Trust Co.	EUR	823	USD	878	3/16/17	5,591
State Street Bank & Trust Co.	EUR	154	USD	161	3/16/17	(1,880)
State Street Bank & Trust Co.	GBP	4,936	USD	6,214	3/16/17	87,482
State Street Bank & Trust Co.	GBP	117	USD	143	3/16/17	(2,619)
State Street Bank & Trust Co.	HKD	6,698	USD	864	3/16/17	1,175
State Street Bank & Trust Co.	JPY	17,624	USD	158	3/16/17	687
State Street Bank & Trust Co.	JPY	95,670	USD	838	3/16/17	(14,076)
State Street Bank & Trust Co.	MXN	48,232	USD	2,329	3/16/17	(66,148)
State Street Bank & Trust Co.	NOK	1,115	USD	135	3/16/17	2,200
State Street Bank & Trust Co.	NOK	2,818	USD	334	3/16/17	(2,616)
State Street Bank & Trust Co.	NZD	262	USD	187	3/16/17	(1,608)
State Street Bank & Trust Co.	SEK	2,463	USD	274	3/16/17	1,238
State Street Bank & Trust Co.	SEK	25,741	USD	2,845	3/16/17	(8,835)
State Street Bank & Trust Co.	SGD	623	USD	437	3/16/17	(7,070)
State Street Bank & Trust Co.	TRY	43,663	USD	12,273	3/16/17	324,052
State Street Bank & Trust Co.	USD	1,204	AUD	1,569	3/16/17	(1,251)
State Street Bank & Trust Co.	USD	21,960	CNY	152,460	3/16/17	227,755
State Street Bank & Trust Co.	USD	16,850	CNY	115,310	3/16/17	(68,581)
State Street Bank & Trust Co.	USD	905	EUR	854	3/16/17	297
State Street Bank & Trust Co.	USD	4,246	EUR	3,850	3/16/17	(164,624)
State Street Bank & Trust Co.	USD	1,037	GBP	824	3/16/17	(14,603)
State Street Bank & Trust Co.	USD	388	HUF	107,190	3/16/17	(19,857)
State Street Bank & Trust Co.	USD	197	JPY	22,357	3/16/17	1,604

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	2,044	NOK	17,513	3/16/17	$45,679
State Street Bank & Trust Co.	USD	52	NZD	75	3/16/17	1,624
State Street Bank & Trust Co.	USD	190	SEK	1,727	3/16/17	1,545
State Street Bank & Trust Co.	USD	11,680	TRY	41,291	3/16/17	(379,631)
State Street Bank & Trust Co.	CNY	4,008	USD	579	5/09/17	(1,643)
State Street Bank & Trust Co.	AUD	777	USD	586	5/16/17	(8,992)
State Street Bank & Trust Co.	CNY	37,794	USD	5,456	5/16/17	(17,716)
State Street Bank & Trust Co.	GBP	466	USD	588	5/16/17	8,593
State Street Bank & Trust Co.	USD	292	NOK	2,429	5/16/17	(2,340)
State Street Bank & Trust Co.	USD	291	PLN	1,180	5/16/17	(1,054)
State Street Bank & Trust Co.	USD	290	TRY	1,097	5/16/17	5,261
State Street Bank & Trust Co.	USD	1,494	ZAR	19,984	5/16/17	10,032
State Street Bank & Trust Co.	JPY	2,341,514	USD	20,809	5/31/17	(113,519)
State Street Bank & Trust Co.	EUR	1,751	USD	1,879	6/15/17	14,574
State Street Bank & Trust Co.	EUR	159	USD	168	6/15/17	(894)
State Street Bank & Trust Co.	GBP	537	USD	670	6/15/17	2,110

						$(926,014)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (i)	215	$218.00	March 2017	$15,901	$(3,547)
SPDR S&P 500 ETF Trust (i)	867	224.00	March 2017	30,307	(27,311)
SPDR S&P 500 ETF Trust (i)	328	220.00	April 2017	39,345	(27,552)

				$85,553	$(58,410)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Month	Contracts (000)		Premiums Received	U.S. $ Value
Call - EUR vs. TRY	TRY	3.808	April 2017	TRY	5,400	$87,128	$(194,368)
Call - EUR vs. TRY		4.110	April 2017		2,700	44,895	(12,420)
Call - EUR vs. TRY		4.502	April 2017		8,100	144,826	(3,450)
Call - USD vs. CNH	CNH	7.296	March 2017	CNH	29,910	171,324	(2,752)
Call - USD vs. CNH		7.071	May 2017		5,900	33,040	(10,809)
Call - USD vs. MXN	MXN	23.500	April 2017	MXN	2,940	43,541	(635)
Call - USD vs. MXN		22.882	April 2017		4,100	58,667	(3,014)
Call - USD vs. RUB	RUB	77.616	October 2017	RUB	6,000	185,460	(27,018)
Call - USD vs. TRY	TRY	4.250	April 2017	TRY	2,936	47,628	(3,109)
Call - USD vs. TRY		4.120	May 2017		2,927	41,162	(6,957)
Call - USD vs. ZAR	ZAR	15.360	February 2017	ZAR	2,900	41,412	(177)

Description	Exercise Price		Expiration Month	Contracts (000)		Premiums Received	U.S. $ Value
Put - EUR vs. USD	EUR	1.038	March 2017	EUR	5,600	$21,501	$(15,282)

						$920,584	$(279,991)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	15,000	7/09/25	6 Month BBSW	3.168%	$268,405
Credit Suisse Securities (USA) LLC/(CME Group)		4,740	2/23/27	6 Month BBSW	3.040%	21,811
Credit Suisse Securities (USA) LLC/(CME Group)	NZD	20,260	2/24/27	3 Month BKBM	3.508%	52,891
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	9,490	2/27/27	6 Month BBSW	2.975%	933
Credit Suisse Securities (USA) LLC/(CME Group)	NZD	10,120	2/28/27	3 Month BKBM	3.445%	(13,286)

						$330,754

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2017	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse Securities (USA) LLC/(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00%	2.84%	$12,375	$1,151,205	$844,426
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	0.55	18,750	382,481	207,545

				$1,533,686	$1,051,971

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Australia Series 24, 5 Year Index, 12/20/20*	(1.00)%	0.57%	$1,110	$(19,498)	$9,232	$(28,730)
iTraxx Australia Series 24, 5 Year Index, 12/20/20*	(1.00)	0.57	1,490	(26,173)	12,395	(38,568)
Sale Contracts
Deutsche Bank AG
iTraxx Australia Series 24, 5 Year Index, 12/20/20*	1.00	0.57	2,600	45,671	(23,711)	69,382

				$0	$(2,084)	$2,084

*	Termination date

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate market value of these securities amounted to $383,306 or 0.1% of net assets.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Non-income producing security.
(f)	Represents entire or partial securities out on loan.
(g)	Floating Rate Security. Stated interest/floor rate was in effect at February 28, 2017.
(h)	One contract relates to 1 share.
(i)	One contract relates to 100 shares.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,341,750 and gross unrealized depreciation of investments was $(5,091,362), resulting in net unrealized appreciation of $8,250,388.
(m)	An amount of U.S. $7,732,707 has been segregated to collateralize margin requirements for the open futures contracts at February 28, 2017.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound

HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
INTRCONX	-	Inter-Continental Exchange
KC HRW	-	Kansas City Hard Red Winter
LIBOR	-	London Interbank Offered Rates
LME	-	London Metal Exchange
MSCI	-	Morgan Stanley Capital International
RBOB	-	Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
RSP	-	Risparmio (Convertible Savings Shares)
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
ULSD	-	Ultra-Low Sulfur Diesel
WTI	-	West Texas Intermediate

COUNTRY BREAKDOWN *

February 28, 2017 (unaudited)

56.8%	United States
12.0%	Japan
2.0%	China
2.0%	Canada
1.2%	United Kingdom
0.7%	France
0.7%	Germany
0.7%	Australia
0.5%	Switzerland
0.4%	Mexico
0.3%	Sweden
0.3%	Hong Kong
0.3%	Spain
1.9%	Other
20.2%	Short-Term

100.0%	Total Investments

*	All data are as of February 28, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Denmark, Finland, Ireland, Italy, Jersey (Channel Islands), Jordan, Luxembourg, Macau, New Zealand, Norway, Portugal, Singapore, South Africa and United Arab Emirates.

AB Global Risk Allocation Fund, Inc.

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$131,446,887		$	– 0	–	$131,446,887
Common Stocks:
Financials		5,473,194		7,373,222			0	(a)	12,846,416
Industrials		4,275,299		3,363,506			– 0	–	7,638,805
Information Technology		6,132,060		1,323,510			– 0	–	7,455,570
Consumer Staples		4,678,322		2,592,907			– 0	–	7,271,229
Health Care		4,047,179		2,679,638			– 0	–	6,726,817
Consumer Discretionary		3,958,141		2,436,756			– 0	–	6,394,897
Materials		3,432,536		2,287,444			– 0	–	5,719,980
Energy		2,658,675		2,201,048			– 0	–	4,859,723
Utilities		2,977,078		1,782,878			– 0	–	4,759,956
Real Estate		1,883,447		1,375,359			– 0	–	3,258,806
Telecommunication Services		838,542		1,009,981			– 0	–	1,848,523
Collateralized Mortgage Obligations		– 0	–	17,001,449			– 0	–	17,001,449
Preferred Stocks		4,153,176		– 0	–		– 0	–	4,153,176
Governments - Sovereign Bonds		– 0	–	1,200,591			– 0	–	1,200,591
Governments - Sovereign Agencies		– 0	–	612,480			– 0	–	612,480
Options Purchased - Puts		– 0	–	393,099			– 0	–	393,099
Options Purchased - Calls		– 0	–	323,583			– 0	–	323,583
Rights		– 0	–	– 0	–		660		660
Short-Term Investments:
Investment Companies		25,370,457		– 0	–		– 0	–	25,370,457
Governments - Treasuries		– 0	–	20,841,877			– 0	–	20,841,877
U.S. Treasury Bills		– 0	–	10,491,432			– 0	–	10,491,432
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		1,961,369		– 0	–		– 0	–	1,961,369

Total Investments in Securities		71,839,475		210,737,647			660		282,577,782

Other Financial Instruments (b):
Assets:
Futures		2,654,903		360,392			– 0	–	3,015,295
Forward Currency Exchange Contracts		– 0	–	6,317,976			– 0	–	6,317,976
Centrally Cleared Interest Rate Swaps		– 0	–	344,040			– 0	–	344,040
Centrally Cleared Credit Default Swaps		– 0	–	1,051,971			– 0	–	1,051,971
Credit Default Swaps		– 0	–	69,382			– 0	–	69,382
Liabilities:
Futures		(2,519,473)		(6,576)			– 0	–	(2,526,049)
Forward Currency Exchange Contracts		– 0	–	(7,243,990)			– 0	–	(7,243,990)
Put Options Written		– 0	–	(58,410)			– 0	–	(58,410)
Currency Options Written		– 0	–	(279,991)			– 0	–	(279,991)
Centrally Cleared Interest Rate Swaps		– 0	–	(13,286)			– 0	–	(13,286)
Credit Default Swaps		– 0	–	(67,298)			– 0	–	(67,298)

Total (c)		$71,974,905		$211,211,857			$660		$283,187,422

(a)	The Fund held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (a)			Rights		Total
Balance as of 11/30/16	$	– 0	–	$797		$797
Accrued discounts/(premiums)		– 0	–	– 0	–	– 0	–
Realized gain (loss)		– 0	–	4		4
Change in unrealized appreciation/depreciation		– 0	–	(2)		(2)
Purchases		– 0	–	– 0	–	– 0	–
Sales		– 0	–	(139)		(139)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 2/28/17		$–0	–	$660		$660

Net change in unrealized appreciation/depreciation from investments held as of 2/28/17		$–0	–	$1		$1

(a)	The Fund held securities with zero market value at period end.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended February 28, 2017 is as follows:

Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$16,330	$78,952	$69,912	$25,370	$34

A summary of the Fund’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$834	$23,987	$22,860	$1,961	$6

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Risk Allocation Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 24, 2017